February 25, 2002

                                   JANUS FUND
                            CLOSED TO NEW INVESTORS

                                   Prospectus

     Although the Fund is closed, current investors may continue to invest in the Fund and/or open new Fund accounts. Once an account is closed, additional investments will not be accepted unless you meet one of the criteria specified in the Shareholder's Guide. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted.

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Fund...................................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    6
                   General portfolio policies...................    7
                   Risks........................................   10
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.......................   16
                   Purchases....................................   17
                   Exchanges....................................   17
                   Redemptions..................................   18
                   Tax-deferred accounts........................   18
                   Excessive trading policy.....................   19
                   Shareholder account policies.................   20
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   21
                   Management expenses..........................   21
                   Portfolio manager............................   22
                OTHER INFORMATION............... ...............   23
                DISTRIBUTIONS AND TAXES
                   Distributions................................   24
                   Taxes........................................   25
                FINANCIAL HIGHLIGHTS.............. .............   27
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   28
                   Futures, options and other derivatives.......   31
                   Other investments, strategies and/or
                   techniques...................................   32


                                                        Janus Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS FUND

               Janus Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

 2 Janus Fund prospectus

               The Fund invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

                                                        Janus Fund prospectus  3

               JANUS FUND

                      Annual returns for calendar years ended 12/31



                              6.87%          10.92%  (1.10%)   29.43%   19.61%   22.72%   38.89%   47.13%  (14.91%) (26.10%)
                              1992            1993     1994     1995     1996     1997     1998     1999     2000     2001



                      Best Quarter: 4th-1998  28.44%  Worst Quarter: 3rd-2001  (25.82%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                                 Since Inception
                                                  1 year    5 years   10 years      (2/5/70)
                Janus Fund
                  Return Before Taxes             (26.10%)   9.53%     11.09%        15.54%
                  Return After Taxes on
                    Distributions                 (26.10%)   7.29%      8.83%        12.12%
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares*                  (15.90%)   7.69%      8.71%        11.92%
                S&P 500 Index++                   (11.88%)  10.70%     12.93%        12.31%
                  (reflects no deduction for
                    expenses or taxes)
                                                  -----------------------------------------

                * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               ++ The S&P 500 is the Standard & Poor's Composite Index of 500
                  Stocks, a widely recognized, unmanaged index of common stock prices.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4 Janus Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2001.

                                           Management     Other      Total Annual Fund
                                              Fee        Expenses    Operating Expenses
    Janus Fund                               0.65%        0.19%            0.84%

--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year     3 Years    5 Years    10 Years
                                              --------------------------------------
    Janus Fund                                 $86       $268       $466       $1,037

                                                        Janus Fund prospectus  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Janus Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis

 6 Janus Fund prospectus
               without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although the Fund does not emphasize companies of any particular size, a Fund with a larger asset base (e.g., Janus Fund) is more likely to invest in larger, more established issuers.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the

                                                        Janus Fund prospectus  7

               Fund's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain

 8 Janus Fund prospectus
               restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of

                                                        Janus Fund prospectus  9
               short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section of this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

 10 Janus Fund prospectus

1. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund may have significant exposure to multiple companies in a particular industry.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

                                                       Janus Fund prospectus  11

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will

 12 Janus Fund prospectus
               benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

5. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

                                                       Janus Fund prospectus  13

--------------------------------------------------------------------------------

                                   JANUS FUND

                              Shareholder's Guide

                                           CLOSED TO NEW INVESTORS

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with the
                                           Fund. It also explains how to
                                           purchase, exchange and redeem
                                           shares, as well as account
                                           policies and fees that may
                                           apply to your account. Account
                                           policies (including fees),
                                           services and features may be
                                           modified or discontinued
                                           without shareholder approval
                                           or prior notice.

                                           [JANUS LOGO]

ALTHOUGH THE FUND IS CLOSED, INVESTORS WHO MEET THE CRITERIA OUTLINED IN THIS SHAREHOLDER'S GUIDE MAY CONTINUE TO INVEST IN THE FUND AND/OR OPEN NEW FUND ACCOUNTS. YOU MAY BE ASKED TO DEMONSTRATE ELIGIBILITY TO PURCHASE SHARES OF THE FUND BEFORE YOUR INVESTMENT IS ACCEPTED. ONCE AN ACCOUNT IS CLOSED, ADDITIONAL INVESTMENTS WILL NOT BE ACCEPTED UNLESS YOU MEET ONE OF THE SPECIFIED CRITERIA. THE FUND MAY RESUME SALES OF ITS SHARES TO NEW INVESTORS AT SOME FUTURE DATE, BUT IT HAS NO PRESENT INTENTION TO DO SO.

CONTACT YOUR FINANCIAL INTERMEDIARY OR PLAN SPONSOR OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS.

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your financial intermediary or plan sponsor must receive your order by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the

 16 Shareholder's Guide
failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PURCHASES

               Although the Fund is closed, if you are a current Fund shareholder, you may continue to purchase Fund shares through your existing Fund accounts and to reinvest dividends and capital gains in such accounts. In addition, if your name appears in the registration of an existing Fund account and will appear in the registration of a new Fund account, you may open a new Fund account through your financial intermediary or plan sponsor.

               Contact your financial intermediary or plan sponsor, or refer to your plan documents for information on how to invest in the Fund, including any minimum initial or subsequent investment requirements.

               The Fund may refuse any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

EXCHANGES

               Contact your financial intermediary or plan sponsor, or consult your plan documents to exchange into other Funds in Janus Investment Fund. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange shares of the Fund only for shares of another
                 Fund in Janus Investment Fund offered through your financial intermediary or plan sponsor.

               - You must meet the minimum investment amount for each Fund.

               - If you are exchanging into a closed Fund, you may be required to demonstrate eligibility to purchase shares of that Fund.

                                                         Shareholder's Guide  17

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. Your financial intermediary or plan sponsor may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

REDEMPTIONS

               REMEMBER THAT THE FUND IS CLOSED. UNLESS YOU MEET THE CRITERIA SPECIFIED IN THIS SHAREHOLDER'S GUIDE, ONCE YOU CLOSE YOUR ACCOUNT, YOU MAY NOT MAKE ADDITIONAL INVESTMENTS IN THE FUND.

               Please contact your financial intermediary or plan sponsor, or refer to the appropriate plan documents for details including any restrictions on redemptions, redemption charges, redemption in kind, automatic redemption and delays in honoring redemption requests.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired to your financial intermediary or plan sponsor the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

TAX-DEFERRED ACCOUNTS

               If you are eligible and your financial intermediary or plan sponsor provides this option, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

 18 Shareholder's Guide

               Although the Fund is closed, if you are an existing or new participant in a qualified plan (for example, a 401(k) plan, profit sharing plan, or money purchase pension plan), 403(b) plan, or 457 plan that currently offers the Fund as an investment option, you may direct contributions to the Fund through such plan. However, qualified retirement plans that do not currently offer the Fund will not be able to add the Fund as an investment option.

EXCESSIVE TRADING POLICY

               Frequent trades into or out of the Fund can disrupt portfolio investment strategies and increase Fund expenses for all Fund shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agents may reject any purchase request (including exchange purchases if permitted by your financial intermediary or plan sponsor) by any investor or group of investors indefinitely if it believes that any combination of trading is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your financial intermediary or plan sponsor.

                                                         Shareholder's Guide  19

SHAREHOLDER ACCOUNT POLICIES

               TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES

               Fund shares purchased or sold through a financial intermediary or plan sponsor may be subject to a fee and may require different minimum initial and subsequent investments than Fund shares purchased directly from Janus. Financial intermediaries or plan sponsors may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A financial intermediary or plan sponsor, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers. Certain financial intermediaries and plan sponsors may receive compensation from Janus Capital or its affiliates, and certain financial intermediaries and plan sponsors may receive compensation from the Fund for shareholder recordkeeping and similar services.

               Although the Fund is closed, if you are a discretionary investment adviser, you may continue to invest in the Fund through an existing omnibus account at a financial intermediary on behalf of clients who are current Fund shareholders. Except as set forth in this Shareholder's Guide, no financial intermediaries or plan sponsors will be eligible to open new accounts with the Fund or add new investors to existing omnibus accounts.

               STATEMENTS AND REPORTS

               Your financial intermediary or plan sponsor will send you periodic statements of all transactions, as required by applicable law. The Fund distributes dividend information annually.

               You will receive annual and semiannual reports including the financial statements of the Fund through your financial intermediary or plan sponsor. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. The Trust's fiscal year ends October 31.

 20 Shareholder's Guide

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

               A new investment advisory agreement approved at a special meeting of shareholders on January 31, 2002, that is the same in all material respects as the current advisory agreement, will be effective on or about March 28, 2002.

                                                       Janus Fund prospectus  21

PORTFOLIO MANAGER

BLAINE P. ROLLINS
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Fund, which he has managed since January 2000. Mr. Rollins served as Executive Vice President and Portfolio Manager of Janus Balanced Fund from January 1996 through December 1999, and as Executive Vice President and Portfolio
                   Manager of Janus Equity Income Fund from June 1996 through December 1999. Mr. Rollins is also Portfolio Manager of other Janus accounts. He holds a Bachelor of Science degree in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered
                   Financial Analyst designation.

 22 Janus Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF FUND

               The Fund has discontinued sales of its shares because its management and the Trustees believe that a substantial increase in size may adversely affect the Fund's ability to achieve its investment objective by reducing its flexibility in making investments and in effecting portfolio changes. Although sales to new investors have been discontinued, existing shareholders are permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                       Janus Fund prospectus  23

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Fund declared a dividend in the amount of $0.25 per share. If Janus Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 24 Janus Fund prospectus
               increase in NAV of the Fund, whether or not you reinvested the dividends.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass

                                                       Janus Fund prospectus  25
               through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meets these requirements so that any earnings on your investment will not be taxed twice.

 26 Janus Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through "Net asset value, end of period" reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

JANUS FUND
-------------------------------------------------------------------------------------------------
                                                           Years ended October 31st
                                               2001       2000       1999       1998       1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD      $44.00    $42.78     $27.97     $29.36     $26.65
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                         --        --         --     (0.02)       0.15
  3. Net gains or (losses) on securities
     (both realized and unrealized)           (17.50)      6.44      15.63       3.70       5.69
  4. Total from investment operations         (17.50)      6.44      15.63       3.68       5.84
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)        --        --         --     (0.23)     (0.21)
  6. Distributions (from capital gains)            --    (5.22)     (0.82)     (4.84)     (2.92)
  7. Distributions (in excess of capital
     gains)                                    (4.39)        --         --         --         --
  8. Total distributions                       (4.39)    (5.22)     (0.82)     (5.07)     (3.13)
  9. NET ASSET VALUE, END OF PERIOD            $22.11    $44.00     $42.78     $27.97     $29.36
 10. Total return                            (43.42%)    15.60%     56.75%     15.12%     24.18%
 11. Net assets, end of period (in
     millions)                                $23,513   $46,468    $35,835    $20,721    $19,029
 12. Average net assets for the period (in
     millions)                                $34,255   $45,103    $28,993    $20,777    $17,515
 13. Ratio of gross expenses to average net
     assets                                     0.84%     0.85%      0.85%      0.87%      0.87%
 14. Ratio of net expenses to average net
     assets                                     0.83%     0.84%      0.84%      0.86%      0.86%
 15. Ratio of net investment income/(loss)
     to average net assets                    (0.16%)   (0.19%)    (0.14%)         --      0.85%
 16. Portfolio turnover rate                      51%       65%        63%        70%       132%
-------------------------------------------------------------------------------------------------

                                                       Janus Fund prospectus  27

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

 28 Janus Fund prospectus
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or

                                                       Janus Fund prospectus  29
               hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating

 30 Janus Fund prospectus
               rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities

                                                       Janus Fund prospectus  31
               may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund

 32 Janus Fund prospectus
               owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                       Janus Fund prospectus  33

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting your financial intermediary or plan sponsor. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year period. Other information is also available from financial intermediaries that sell shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, Colorado 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-1879

                                                   February 25, 2002

                               JANUS TWENTY FUND
                            CLOSED TO NEW INVESTORS

                                   Prospectus

     Although the Fund is closed, current investors may continue to invest in the Fund and/or open new Fund accounts. Once an account is closed, additional investments will not be accepted unless you meet one of the criteria specified in the Shareholder's Guide. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted.

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Twenty Fund............................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    6
                   General portfolio policies...................    7
                   Risks........................................   10
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.......................   16
                   Purchases....................................   17
                   Exchanges....................................   17
                   Redemptions..................................   18
                   Tax-deferred accounts........................   18
                   Excessive trading policy.....................   19
                   Shareholder account policies.................   20
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   21
                   Management expenses..........................   21
                   Portfolio manager............................   22
                OTHER INFORMATION............... ...............   23
                DISTRIBUTIONS AND TAXES
                   Distributions................................   24
                   Taxes........................................   25
                FINANCIAL HIGHLIGHTS.............. .............   27
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   29
                   Futures, options and other derivatives.......   32
                   Other investments, strategies and/or
                   techniques...................................   33


                                                 Janus Twenty Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS TWENTY FUND

               Janus Twenty Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS TWENTY FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

 2 Janus Twenty Fund prospectus

               The Fund invests primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in a core group of 20-30 common stocks.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund intends to operate as a nondiversified fund. This means it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

                                                 Janus Twenty Fund prospectus  3

               JANUS TWENTY FUND

                      Annual returns for periods ended 12/31



                              1.97%          3.43%   (6.73%)   36.22%   27.85%   29.70%   73.39%   64.90%  (32.42%) (29.20%)
                              1992            1993     1994     1995     1996     1997     1998     1999     2000     2001



                      Best Quarter: 4th-1999  38.35%  Worst Quarter: 4th-2000  (25.42%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                                Since Inception
                                                 1 year    5 years   10 years      (4/30/85)
                Janus Twenty Fund
                  Return Before Taxes            (29.20%)  12.15%     11.76%        15.19%
                  Return After Taxes on
                    Distributions                (29.44%)  10.79%      9.65%        12.82%
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares*                 (17.78%)   9.89%      9.07%        12.15%
                S&P 500 Index++                  (11.88%)  10.70%     12.93%        14.72%
                  (reflects no deduction for
                    expenses or taxes)
                                                 ------------------------------------------

                * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               ++ The S&P 500 is the Standard & Poor's Composite Index of 500
                  Stocks, a widely recognized, unmanaged index of common stock prices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4 Janus Twenty Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2001.

                                           Management     Other      Total Annual Fund
                                              Fee        Expenses    Operating Expenses
    Janus Twenty Fund                         0.65%       0.19%            0.84%

--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 Year     3 Years     5 Years     10 Years
                                               ------------------------------------------
    Janus Twenty Fund                          $86         $268        $466       $1,037

                                                 Janus Twenty Fund prospectus  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Janus Twenty Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in a core group of 20-30 common stocks.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or

 6 Janus Twenty Fund prospectus
               geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although the Fund does not emphasize companies of any particular size, a fund with a larger asset base (e.g., Janus Fund) is more likely to invest in larger, more established issuers.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain

                                                 Janus Twenty Fund prospectus  7
               liquidity or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain

 8 Janus Twenty Fund prospectus
               restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of

                                                 Janus Twenty Fund prospectus  9
               short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section of this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW DOES NONDIVERSIFICATION AFFECT THE RISK PROFILE OF THE FUND?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. This gives the Fund more flexibility to focus

 10 Janus Twenty Fund prospectus
               its investments in the most attractive companies identified by the Fund's portfolio manager. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund. Since the Fund normally concentrates in a core portfolio of 20-30 common stocks, this risk may be increased.

2. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund may have significant exposure to multiple companies in a particular industry.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - currency risk

               - political and economic risk

               - regulatory risk

               - market risk

               - transaction costs

                                                Janus Twenty Fund prospectus  11

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

6. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition

 12 Janus Twenty Fund prospectus
               from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

                                                Janus Twenty Fund prospectus  13

--------------------------------------------------------------------------------

                               JANUS TWENTY FUND

                              Shareholder's Guide

                                           CLOSED TO NEW INVESTORS

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with the
                                           Fund. It also explains how to
                                           purchase, exchange and redeem
                                           shares, as well as account
                                           policies and fees that may
                                           apply to your account. Account
                                           policies (including fees),
                                           services and features may be
                                           modified or discontinued
                                           without shareholder approval
                                           or prior notice.

                                           [JANUS LOGO]

ALTHOUGH THE FUND IS CLOSED, INVESTORS WHO MEET THE CRITERIA OUTLINED IN THIS SHAREHOLDER'S GUIDE MAY CONTINUE TO INVEST IN THE FUND AND/OR OPEN NEW FUND ACCOUNTS. YOU MAY BE ASKED TO DEMONSTRATE ELIGIBILITY TO PURCHASE SHARES OF THE FUND BEFORE YOUR INVESTMENT IS ACCEPTED. ONCE AN ACCOUNT IS CLOSED, ADDITIONAL INVESTMENTS WILL NOT BE ACCEPTED UNLESS YOU MEET ONE OF THE SPECIFIED CRITERIA. THE FUND MAY RESUME SALES OF ITS SHARES TO NEW INVESTORS AT SOME FUTURE DATE, BUT IT HAS NO PRESENT INTENTION TO DO SO.

CONTACT YOUR FINANCIAL INTERMEDIARY OR PLAN SPONSOR OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS.

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your financial intermediary or plan sponsor must receive your order by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the

 16 Shareholder's Guide
failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PURCHASES

               Although the Fund is closed, if you are a current Fund shareholder, you may continue to purchase Fund shares through your existing Fund accounts and to reinvest dividends and capital gains in such accounts. In addition, if your name appears in the registration of an existing Fund account and will appear in the registration of a new Fund account, you may open a new Fund account through your financial intermediary or plan sponsor.

               Contact your financial intermediary or plan sponsor, or refer to your plan documents for information on how to invest in the Fund, including any minimum initial or subsequent investment requirements.

               The Fund may refuse any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

EXCHANGES

               Contact your financial intermediary or plan sponsor, or consult your plan documents to exchange into other Funds in Janus Investment Fund. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange shares of the Fund only for shares of another
                 Fund in Janus Investment Fund offered through your financial intermediary or plan sponsor.

               - You must meet the minimum investment amount for each Fund.

               - If you are exchanging into a closed Fund, you may be required to demonstrate eligibility to purchase shares of the Fund.

                                                         Shareholder's Guide  17

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. Your financial intermediary or plan sponsor may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

REDEMPTIONS

               REMEMBER THAT THE FUND IS CLOSED. UNLESS YOU MEET THE CRITERIA SPECIFIED IN THIS SHAREHOLDER'S GUIDE, ONCE YOU CLOSE YOUR ACCOUNT, YOU MAY NOT MAKE ADDITIONAL INVESTMENTS IN THE FUND.

               Please contact your financial intermediary or plan sponsor, or refer to the appropriate plan documents for details including any restrictions on redemptions, redemption charges, redemption in kind, automatic redemption and delays in honoring redemption requests.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired to your financial intermediary or plan sponsor the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

TAX-DEFERRED ACCOUNTS

               If you are eligible and your financial intermediary or plan sponsor provides this option, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

 18 Shareholder's Guide

               Although the Fund is closed, if you are an existing or new participant in a qualified plan (for example, a 401(k) plan, profit sharing plan, or money purchase pension plan), 403(b) plan, or 457 plan that currently offers the Fund as an investment option, you may direct contributions to the Fund through such plan. However, qualified retirement plans that do not currently offer the Fund will not be able to add the Fund as an investment option.

EXCESSIVE TRADING POLICY

               Frequent trades into or out of the Fund can disrupt portfolio investment strategies and increase Fund expenses for all Fund shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agents may reject any purchase request (including exchange purchases if permitted by your financial intermediary or plan sponsor) by any investor or group of investors indefinitely if it believes that any combination of trading is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your financial intermediary or plan sponsor.

                                                         Shareholder's Guide  19

SHAREHOLDER ACCOUNT POLICIES

               TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES

               Fund shares purchased or sold through a financial intermediary or plan sponsor may be subject to a fee and may require different minimum initial and subsequent investments than Fund shares purchased directly from Janus. Financial intermediaries or plan sponsors may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A financial intermediary or plan sponsor, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers. Certain financial intermediaries and plan sponsors may receive compensation from Janus Capital or its affiliates, and certain financial intermediaries and plan sponsors may receive compensation from the Fund for shareholder recordkeeping and similar services.

               Although the Fund is closed, if you are a discretionary investment adviser, you may continue to invest in the Fund through an existing omnibus account at a financial intermediary on behalf of clients who are current Fund shareholders. Except as set forth in this Shareholder's Guide, no financial intermediaries or plan sponsors will be eligible to open new accounts with the Fund or add new investors to existing omnibus accounts.

               STATEMENTS AND REPORTS

               Your financial intermediary or plan sponsor will send you periodic statements of all transactions, as required by applicable law. The Fund distributes dividend information annually.

               You will receive annual and semiannual reports including the financial statements of the Fund through your financial intermediary or plan sponsor. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. The Trust's fiscal year ends October 31.

 20 Shareholder's Guide

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

               A new investment advisory agreement approved at a special meeting of shareholders on January 31, 2002, that is the same in all material respects as the current advisory agreement, will be effective on or about March 28, 2002.

                                                Janus Twenty Fund prospectus  21

PORTFOLIO MANAGER

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Twenty Fund, which he has managed since August 1997. Mr. Schoelzel served as Portfolio Manager of Janus Olympus
                   Fund from its inception to August 1997. Mr. Schoelzel is also Portfolio Manager of other Janus accounts. He holds a Bachelor of Arts degree in Business from Colorado College.

 22 Janus Twenty Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF FUND

               The Fund has discontinued sales of its shares because its management and the Trustees believe that a substantial increase in size may adversely affect the Fund's ability to achieve its investment objective by reducing its flexibility in making investments and in effecting portfolio changes. Although sales to new investors have been discontinued, existing shareholders are permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                Janus Twenty Fund prospectus  23

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Twenty Fund declared a dividend in the amount of $0.25 per share. If Janus Twenty Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 24 Janus Twenty Fund prospectus
               increase in NAV of the Fund, whether or not you reinvested the dividends.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass

                                                Janus Twenty Fund prospectus  25
               through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 26 Janus Twenty Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through "Net asset value, end of period" reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                                Janus Twenty Fund prospectus  27

JANUS TWENTY FUND
------------------------------------------------------------------------------------------------
                                                          Years ended October 31st
                                              2001       2000       1999       1998       1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD     $71.07    $69.72     $42.98     $35.16     $31.90
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                      0.32        --       0.21       0.12     (0.09)
  3. Net gains or (losses) on securities
     (both realized and unrealized)          (33.33)      5.62      26.97      12.26       8.85
  4. Total from investment operations        (33.01)      5.62      27.18      12.38       8.76
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment
     income)                                      --    (0.08)     (0.14)     (0.10)     (0.18)
  6. Dividends (in excess of net
     investment income)                           --    (0.11)         --         --         --
  7. Distributions (from capital gains)           --    (4.08)     (0.30)     (4.46)     (5.32)
  8. Distributions (in excess of capital
     gains)                                   (1.75)        --         --         --         --
  9. Total distributions                      (1.75)    (4.27)     (0.44)     (4.56)     (5.50)
 10. NET ASSET VALUE, END OF PERIOD           $36.31    $71.07     $69.72     $42.98     $35.16
 11. Total return                           (47.43%)     7.40%     63.51%     40.58%     31.65%
 12. Net assets, end of period (in
     millions)                               $14,378   $31,008    $28,793    $11,255     $5,871
 13. Average net assets for the period (in
     millions)                               $20,321   $34,529    $22,207     $8,025     $4,990
 14. Ratio of gross expenses to average
     net assets                                0.84%     0.86%      0.88%      0.91%      0.93%
 15. Ratio of net expenses to average net
     assets                                    0.84%     0.85%      0.87%      0.90%      0.91%
 16. Ratio of net investment income/(loss)
     to average net assets                     0.63%   (0.13%)      0.40%      0.39%      0.33%
 17. Portfolio turnover rate                     50%       27%        40%        54%       123%
------------------------------------------------------------------------------------------------

 28 Janus Twenty Fund prospectus

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

                                                Janus Twenty Fund prospectus  29
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or

 30 Janus Twenty Fund prospectus
               hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating

                                                Janus Twenty Fund prospectus  31
               rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities

 32 Janus Twenty Fund prospectus
               may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund

                                                Janus Twenty Fund prospectus  33
               owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 34 Janus Twenty Fund prospectus

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting your financial intermediary or plan sponsor. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, Colorado 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-1879

                                                   February 25, 2002

                               JANUS VENTURE FUND
                            CLOSED TO NEW INVESTORS

                                   Prospectus

     Although the Fund is closed, current investors may continue to invest in the Fund and/or open new Fund accounts. Once an account is closed, additional investments will not be accepted unless you meet one of the criteria specified in the Shareholder's Guide. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted.

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Venture Fund...........................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    6
                   General portfolio policies...................    8
                   Risks........................................   11
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.......................   16
                   Purchases....................................   17
                   Exchanges....................................   17
                   Redemptions..................................   18
                   Tax-deferred accounts........................   18
                   Excessive trading policy.....................   19
                   Shareholder account policies.................   20
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   21
                   Management expenses..........................   21
                   Portfolio manager............................   22
                OTHER INFORMATION............... ...............   23
                DISTRIBUTIONS AND TAXES
                   Distributions................................   24
                   Taxes........................................   25
                FINANCIAL HIGHLIGHTS.............. .............   27
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   29
                   Futures, options and other derivatives.......   32
                   Other investments, strategies and/or
                   techniques...................................   33


                                                Janus Venture Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS VENTURE FUND

               Janus Venture Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS VENTURE FUND seeks capital appreciation.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               The Fund invests in equity securities of U.S. and foreign companies selected for their potential for capital appreciation. The

 2 Janus Venture Fund prospectus

               Fund normally invests at least 50% of its equity assets in small-sized companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund normally invests at least 50% of its equity assets in securities issued by small-sized companies, which tend to be more volatile than securities issued by larger or more established companies. As a result, the Fund's returns may be more volatile than those of a fund holding securities of larger, more established companies.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

                                                Janus Venture Fund prospectus  3

               JANUS VENTURE FUND





                      Annual returns for calendar years ended 12/31



                              7.44%          9.08%    5.46%    26.46%   8.02%    12.62%   23.22%  140.71%  (45.77%) (11.93%)
                              1992            1993     1994     1995     1996     1997     1998     1999     2000     2001



                      Best Quarter: 4th-1999  82.76%  Worst Quarter: 4th-2000  (30.17%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                            Since Inception
                                            1 year    5 years    10 years      (4/30/85)
                Janus Venture Fund
                  Return Before Taxes      (11.93%)     9.79%     10.42%        14.61%
                  Return After Taxes on
                    Distributions          (11.93%)     6.70%      7.47%        11.57%
                  Return After Taxes on
                    Distributions and
                    Sale of Fund Shares*    (7.27%)     7.86%      7.93%        11.56%
                Russell 2000(R) Index++      2.49%      7.52%     11.51%        11.01%
                  (reflects no deduction
                    for expenses or
                    taxes)
                                           -------------------------------------------

                * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               ++ The Russell 2000(R) Index is an index that measures the performance of the 2,000 smallest companies in the Russell 3,000 Index with an average market capitalization of approximately $417.1 million as of December 31, 2001.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4 Janus Venture Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2001.

                                           Management     Other      Total Annual Fund
                                              Fee        Expenses    Operating Expenses
    Janus Venture Fund                        0.65%       0.22%            0.87%

--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 Year     3 Years     5 Years     10 Years
                                               ------------------------------------------
    Janus Venture Fund                         $89         $278        $482       $1,073

                                                Janus Venture Fund prospectus  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Janus Venture Fund seeks capital appreciation. Normally, the Fund pursues its objective by investing at least 50% of its equity assets in small-sized companies. Small-sized companies are those who have market capitalizations of less than $1 billion or annual gross revenues of less than $500 million. Companies whose capitalization or revenues fall outside these ranges after the Fund's initial purchase continue to be considered small-sized. The Fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing invest-

 6 Janus Venture Fund prospectus
               ments for the Fund. Income realized on the Fund's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization and annual gross revenues are important investment criteria for the Fund.

                                                Janus Venture Fund prospectus  7

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

 8 Janus Venture Fund prospectus

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a

                                                Janus Venture Fund prospectus  9
               redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section of this Prospectus shows the Fund's historical turnover rates.

 10 Janus Venture Fund prospectus

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund may have significant exposure to multiple companies in a particular industry.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues

                                               Janus Venture Fund prospectus  11
               other than the performance of a particular company. These issues include:

               - currency risk

               - political and economic risk

               - regulatory risk

               - market risk

               - transaction costs

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

 12 Janus Venture Fund prospectus

5. THE FUND NORMALLY INVESTS AT LEAST 50% OF ITS EQUITY ASSETS IN SECURITIES OF SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative. Because the Fund normally invests at least 50% of its equity assets in securities of smaller or newer companies, these risks may be increased.

                                               Janus Venture Fund prospectus  13

--------------------------------------------------------------------------------

                               JANUS VENTURE FUND

                              Shareholder's Guide

                                           CLOSED TO NEW INVESTORS

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with the
                                           Fund. It also explains how to
                                           purchase, exchange and redeem
                                           shares, as well as account
                                           policies and fees that may
                                           apply to your account. Account
                                           policies (including fees),
                                           services and features may be
                                           modified or discontinued
                                           without shareholder approval
                                           or prior notice.

                                           [JANUS LOGO]

ALTHOUGH THE FUND IS CLOSED, INVESTORS WHO MEET THE CRITERIA OUTLINED IN THIS SHAREHOLDER'S GUIDE MAY CONTINUE TO INVEST IN THE FUND AND/OR OPEN NEW FUND ACCOUNTS. YOU MAY BE ASKED TO DEMONSTRATE ELIGIBILITY TO PURCHASE SHARES OF THE FUND BEFORE YOUR INVESTMENT IS ACCEPTED. ONCE AN ACCOUNT IS CLOSED, ADDITIONAL INVESTMENTS WILL NOT BE ACCEPTED UNLESS YOU MEET ONE OF THE SPECIFIED CRITERIA. THE FUND MAY RESUME SALES OF ITS SHARES TO NEW INVESTORS AT SOME FUTURE DATE, BUT IT HAS NO PRESENT INTENTION TO DO SO.

CONTACT YOUR FINANCIAL INTERMEDIARY OR PLAN SPONSOR OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS.

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your financial intermediary or plan sponsor must receive your order by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the

 16 Shareholder's Guide
failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PURCHASES

               Although the Fund is closed, if you are a current Fund shareholder, you may continue to purchase Fund shares through your existing Fund accounts and to reinvest dividends and capital gains in such accounts. In addition, if your name appears in the registration of an existing Fund account and will appear in the registration of a new Fund account, you may open a new Fund account through your financial intermediary or plan sponsor.

               Contact your financial intermediary or plan sponsor, or refer to your plan documents for information on how to invest in the Fund, including any minimum initial or subsequent investment requirements.

               The Fund may refuse any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

EXCHANGES

               Contact your financial intermediary or plan sponsor, or consult your plan documents to exchange into other Funds in Janus Investment Fund. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange shares of the Fund only for shares of another
                 Fund in Janus Investment Fund offered through your financial intermediary or plan sponsor.

               - You must meet the minimum investment amount for each Fund.

               - If you are exchanging into a closed Fund, you may be required to demonstrate eligibility to purchase shares of that Fund.

                                                         Shareholder's Guide  17

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. Your financial intermediary or plan sponsor may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

REDEMPTIONS

               REMEMBER THAT THE FUND IS CLOSED. UNLESS YOU MEET THE CRITERIA SPECIFIED IN THIS SHAREHOLDER'S GUIDE, ONCE YOU CLOSE YOUR ACCOUNT, YOU MAY NOT MAKE ADDITIONAL INVESTMENTS IN THE FUND.

               Please contact your financial intermediary or plan sponsor, or refer to the appropriate plan documents for details including any restrictions on redemptions, redemption charges, redemption in kind, automatic redemption and delays in honoring redemption requests.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired to your financial intermediary or plan sponsor the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

TAX-DEFERRED ACCOUNTS

               If you are eligible and your financial intermediary or plan sponsor provides this option, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

 18 Shareholder's Guide

               Although the Fund is closed, if you are an existing or new participant in a qualified plan (for example, a 401(k) plan, profit sharing plan, or money purchase pension plan), 403(b) plan, or 457 plan that currently offers the Fund as an investment option, you may direct contributions to the Fund through such plan. However, qualified retirement plans that do not currently offer the Fund will not be able to add the Fund as an investment option.

EXCESSIVE TRADING POLICY

               Frequent trades into or out of the Fund can disrupt portfolio investment strategies and increase Fund expenses for all Fund shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agents may reject any purchase request (including exchange purchases if permitted by your financial intermediary or plan sponsor) by any investor or group of investors indefinitely if it believes that any combination of trading is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your financial intermediary or plan sponsor.

                                                         Shareholder's Guide  19

SHAREHOLDER ACCOUNT POLICIES

               TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES

               Fund shares purchased or sold through a financial intermediary or plan sponsor may be subject to a fee and may require different minimum initial and subsequent investments than Fund shares purchased directly from Janus. Financial intermediaries or plan sponsors may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A financial intermediary or plan sponsor, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers. Certain financial intermediaries and plan sponsors may receive compensation from Janus Capital or its affiliates, and certain financial intermediaries and plan sponsors may receive compensation from the Fund for shareholder recordkeeping and similar services.

               Although the Fund is closed, if you are a discretionary investment adviser, you may continue to invest in the Fund through an existing omnibus account at a financial intermediary on behalf of clients who are current Fund shareholders. Except as set forth in this Shareholder's Guide, no financial intermediaries or plan sponsors will be eligible to open new accounts with the Fund or add new investors to existing omnibus accounts.

               STATEMENTS AND REPORTS

               Your financial intermediary or plan sponsor will send you periodic statements of all transactions, as required by applicable law. The Fund distributes dividend information annually.

               You will receive annual and semiannual reports including the financial statements of the Fund through your financial intermediary or plan sponsor. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. The Trust's fiscal year ends October 31.

 20 Shareholder's Guide

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

               A new investment advisory agreement approved at a special meeting of shareholders on January 31, 2002, that is the same in all material respects as the current advisory agreement, will be effective on or about March 28, 2002.

                                               Janus Venture Fund prospectus  21

PORTFOLIO MANAGER

WILLIAM H. BALES
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Venture Fund. Mr. Bales has been Portfolio Manager or a Co-Manager of Janus Venture Fund since February 1997. He is also Portfolio Manager of other Janus accounts. Mr.
                   Bales joined Janus Capital in 1991 and was a research analyst from 1993 to 1997. Mr. Bales holds a Bachelor of Science degree in Marketing and a Master's of Science degree in Marketing and Finance from the University of Colorado. Mr. Bales has earned the right to use the Chartered Financial Analyst designation.

 22 Janus Venture Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF FUND

               The Fund has discontinued sales of its shares because its management and the Trustees believe that a substantial increase in size may adversely affect the Fund's ability to achieve its investment objective by reducing its flexibility in making investments and in effecting portfolio changes. Although sales to new investors have been discontinued, existing shareholders are permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                               Janus Venture Fund prospectus  23

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Venture Fund declared a dividend in the amount of $0.25 per share. If Janus Venture Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 24 Janus Venture Fund prospectus
               increase in NAV of the Fund, whether or not you reinvested the dividends.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass

                                               Janus Venture Fund prospectus  25
               through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meets these requirements so that any earnings on your investment will not be taxed twice.

 26 Janus Venture Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through "Net asset value, end of period" reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                               Janus Venture Fund prospectus  27

JANUS VENTURE FUND
--------------------------------------------------------------------------------------------------
                                                            Years ended October 31st
                                                2001       2000       1999       1998       1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD       $82.39    $89.71     $49.81     $58.84     $57.16
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                          --        --         --     (0.09)       0.16
  3. Net gains or (losses) on securities
     (both realized and unrealized)            (29.02)      6.94      44.31       0.43       6.80
  4. Total from investment operations          (29.02)      6.94      44.31       0.34       6.96
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)         --        --         --         --         --
  6. Dividends (in excess of net investment
     income)                                        --        --         --     (0.07)         --
  7. Distributions (from capital gains)         (5.20)   (14.26)     (4.41)     (9.30)     (5.28)
  8. Distributions (in excess of capital
     gains)                                    (11.18)        --         --         --         --
  9. Total distributions                       (16.38)   (14.26)     (4.41)     (9.37)     (5.28)
 10. NET ASSET VALUE, END OF PERIOD             $36.99    $82.39     $89.71     $49.81     $58.84
 11. Total return                             (40.67%)     3.79%     94.42%      1.07%     13.38%
 12. Net assets, end of period (in millions)    $1,009    $1,923     $1,860     $1,036     $1,252
 13. Average net assets for the period (in
     millions)                                  $1,313    $2,504     $1,351     $1,174     $1,379
 14. Ratio of gross expenses to average net
     assets                                      0.87%     0.87%      0.93%      0.94%      0.94%
 15. Ratio of net expenses to average net
     assets                                      0.86%     0.86%      0.92%      0.93%      0.92%
 16. Ratio of net investment income/(loss)
     to average net assets                     (0.36%)   (0.35%)    (0.55%)    (0.29%)      0.11%
 17. Portfolio turnover rate                       70%       87%       104%        90%       146%
--------------------------------------------------------------------------------------------------

 28 Janus Venture Fund prospectus

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

                                               Janus Venture Fund prospectus  29
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or

 30 Janus Venture Fund prospectus
               hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating

                                               Janus Venture Fund prospectus  31
               rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities

 32 Janus Venture Fund prospectus
               may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund

                                               Janus Venture Fund prospectus  33
               owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 34 Janus Venture Fund prospectus

                       This page intentionally left blank

                                               Janus Venture Fund prospectus  35

                       This page intentionally left blank

 36 Janus Venture Fund prospectus

                       This page intentionally left blank

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting your financial intermediary or plan sponsor. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, Colorado 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-1879

                                               February 25, 2002

                               JANUS OLYMPUS FUND
                            CLOSED TO NEW INVESTORS

                                   Prospectus

     Although the Fund is closed, current investors may continue to invest in the Fund and/or open new Fund accounts. Once an account is closed, additional investments will not be accepted unless you meet one of the criteria specified in the Shareholder's Guide. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted.

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Olympus Fund...........................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    6
                   General portfolio policies...................    7
                   Risks........................................   10
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.......................   16
                   Purchases....................................   17
                   Exchanges....................................   17
                   Redemptions..................................   18
                   Tax-deferred accounts........................   18
                   Excessive trading policy.....................   19
                   Shareholder account policies.................   20
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   21
                   Management expenses..........................   21
                   Portfolio manager............................   22
                OTHER INFORMATION............... ...............   23
                DISTRIBUTIONS AND TAXES
                   Distributions................................   24
                   Taxes........................................   25
                FINANCIAL HIGHLIGHTS.............. .............   27
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   29
                   Futures, options and other derivatives.......   32
                   Other investments, strategies and/or
                   techniques...................................   33


                                                Janus Olympus Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS OLYMPUS FUND

               Janus Olympus Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS OLYMPUS FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size,

 2 Janus Olympus Fund prospectus
               from larger, well-established companies to smaller, emerging growth companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund intends to operate as a nondiversified fund. This means it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

                                                Janus Olympus Fund prospectus  3

               JANUS OLYMPUS FUND

                      Annual returns for calendar years ended 12/31



                             21.73%          26.73%    56.97%    100.12%  (21.63%)  (32.05%)
                              1996            1997      1998      1999      2000      2001



                      Best Quarter: 4th-1999  51.67%  Worst Quarter: 1st-2001  (26.29%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                         Since Inception
                                                     1 year    5 years     (12/29/95)
                Janus Olympus Fund
                  Return Before Taxes                (32.05%)  16.21%        17.10%
                  Return After Taxes on
                    Distributions                    (32.16%)  15.54%        16.46%
                  Return After Taxes on
                    Distributions and Sale of Fund
                    Shares*                          (19.52%)  13.46%        14.37%
                S&P 500 Index++                      (11.88%)  10.70%        12.65%
                  (reflects no deduction for
                    expenses or taxes)
                                                     ------------------------------

                * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               ++ The S&P 500 is the Standard & Poor's Composite Index of 500
                  Stocks, a widely recognized, unmanaged index of common stock prices.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4 Janus Olympus Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2001.

                                           Management     Other      Total Annual Fund
                                              Fee        Expenses    Operating Expenses
    Janus Olympus Fund                        0.65%       0.26%            0.91%

--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 Year     3 Years     5 Years     10 Years
                                              -------------------------------------------
    Janus Olympus Fund                         $93         $290        $504       $1,120

                                                Janus Olympus Fund prospectus  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Janus Olympus Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that she seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet her selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis

 6 Janus Olympus Fund prospectus
               without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when she is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. The Fund's cash

                                                Janus Olympus Fund prospectus  7
               position may also increase temporarily due to unusually large cash inflows. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

 8 Janus Olympus Fund prospectus

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in

                                                Janus Olympus Fund prospectus  9
               the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section of this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW DOES NONDIVERSIFICATION AFFECT THE RISK PROFILE OF THE FUND?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. This gives the Fund more flexibility to focus its investments in the most attractive companies identified by the Fund's portfolio manager. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate

 10 Janus Olympus Fund prospectus
               more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

2. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund may have significant exposure to multiple companies in a particular industry.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose

                                               Janus Olympus Fund prospectus  11
                 taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may

 12 Janus Olympus Fund prospectus
               also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

6. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

                                               Janus Olympus Fund prospectus  13

--------------------------------------------------------------------------------

                               JANUS OLYMPUS FUND

                              Shareholder's Guide

                                           CLOSED TO NEW INVESTORS

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with the
                                           Fund. It also explains how to
                                           purchase, exchange and redeem
                                           shares, as well as account
                                           policies and fees that may
                                           apply to your account. Account
                                           policies (including fees),
                                           services and features may be
                                           modified or discontinued
                                           without shareholder approval
                                           or prior notice.

                                           [JANUS LOGO]

ALTHOUGH THE FUND IS CLOSED, INVESTORS WHO MEET THE CRITERIA OUTLINED IN THIS SHAREHOLDER'S GUIDE MAY CONTINUE TO INVEST IN THE FUND AND/OR OPEN NEW FUND ACCOUNTS. YOU MAY BE ASKED TO DEMONSTRATE ELIGIBILITY TO PURCHASE SHARES OF THE FUND BEFORE YOUR INVESTMENT IS ACCEPTED. ONCE AN ACCOUNT IS CLOSED, ADDITIONAL INVESTMENTS WILL NOT BE ACCEPTED UNLESS YOU MEET ONE OF THE SPECIFIED CRITERIA. THE FUND MAY RESUME SALES OF ITS SHARES TO NEW INVESTORS AT SOME FUTURE DATE, BUT IT HAS NO PRESENT INTENTION TO DO SO.

CONTACT YOUR FINANCIAL INTERMEDIARY OR PLAN SPONSOR OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS.

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your financial intermediary or plan sponsor must receive your order by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the

 16 Shareholder's Guide
failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PURCHASES

               Although the Fund is closed, if you are a current Fund shareholder, you may continue to purchase Fund shares through your existing Fund accounts and to reinvest dividends and capital gains in such accounts. In addition, if your name appears in the registration of an existing Fund account and will appear in the registration of a new Fund account, you may open a new Fund account through your financial intermediary or plan sponsor.

               Contact your financial intermediary or plan sponsor, or refer to your plan documents for information on how to invest in the Fund, including any minimum initial or subsequent investment requirements.

               The Fund may refuse any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

EXCHANGES

               Contact your financial intermediary or plan sponsor, or consult your plan documents to exchange into other Funds in Janus Investment Fund. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange shares of the Fund only for shares of another
                 Fund in Janus Investment Fund offered through your financial intermediary or plan sponsor.

               - You must meet the minimum investment amount for each Fund.

               - If you are exchanging into a closed Fund, you may be required to demonstrate eligibility to purchase shares of that Fund.

                                                         Shareholder's Guide  17

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. Your financial intermediary or plan sponsor may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

REDEMPTIONS

               REMEMBER THAT THE FUND IS CLOSED. UNLESS YOU MEET THE CRITERIA SPECIFIED IN THIS SHAREHOLDER'S GUIDE, ONCE YOU CLOSE YOUR ACCOUNT, YOU MAY NOT MAKE ADDITIONAL INVESTMENTS IN THE FUND.

               Please contact your financial intermediary or plan sponsor, or refer to the appropriate plan documents for details including any restrictions on redemptions, redemption charges, redemption in kind, automatic redemption and delays in honoring redemption requests.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired to your financial intermediary or plan sponsor the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

TAX-DEFERRED ACCOUNTS

               If you are eligible and your financial intermediary or plan sponsor provides this option, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

 18 Shareholder's Guide

               Although the Fund is closed, if you are an existing or new participant in a qualified plan (for example, a 401(k) plan, profit sharing plan, or money purchase pension plan), 403(b) plan, or 457 plan that currently offers the Fund as an investment option, you may direct contributions to the Fund through such plan. However, qualified retirement plans that do not currently offer the Fund will not be able to add the Fund as an investment option.

EXCESSIVE TRADING POLICY

               Frequent trades into or out of the Fund can disrupt portfolio investment strategies and increase Fund expenses for all Fund shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agents may reject any purchase request (including exchange purchases if permitted by your financial intermediary or plan sponsor) by any investor or group of investors indefinitely if it believes that any combination of trading is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your financial intermediary or plan sponsor.

                                                         Shareholder's Guide  19

SHAREHOLDER ACCOUNT POLICIES

               TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES

               Fund shares purchased or sold through a financial intermediary or plan sponsor may be subject to a fee and may require different minimum initial and subsequent investments than Fund shares purchased directly from Janus. Financial intermediaries or plan sponsors may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A financial intermediary or plan sponsor, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers. Certain financial intermediaries and plan sponsors may receive compensation from Janus Capital or its affiliates, and certain financial intermediaries and plan sponsors may receive compensation from the Fund for shareholder recordkeeping and similar services.

               Although the Fund is closed, if you are a discretionary investment adviser, you may continue to invest in the Fund through an existing omnibus account at a financial intermediary on behalf of clients who are current Fund shareholders. Except as set forth in this Shareholder's Guide, no financial intermediaries or plan sponsors will be eligible to open new accounts with the Fund or add new investors to existing omnibus accounts.

               STATEMENTS AND REPORTS

               Your financial intermediary or plan sponsor will send you periodic statements of all transactions, as required by applicable law. The Fund distributes dividend information annually.

               You will receive annual and semiannual reports including the financial statements of the Fund through your financial intermediary or plan sponsor. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. The Trust's fiscal year ends October 31.

 20 Shareholder's Guide

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

               A new investment advisory agreement approved at a special meeting of shareholders on January 31, 2002, that is the same in all material respects as the current advisory agreement, will be effective on or about March 28, 2002.

                                               Janus Olympus Fund prospectus  21

PORTFOLIO MANAGER

CLAIRE YOUNG
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Olympus Fund, which she has managed since August 1997. She is also Portfolio Manager of other Janus accounts. Ms.
                   Young joined Janus Capital in January 1992. Ms. Young holds a Bachelor of Science degree in Electrical
                   Engineering from Yale University. Ms. Young has earned the right to use the Chartered Financial Analyst designation.

 22 Janus Olympus Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF FUND

               The Fund has discontinued sales of its shares because its management and the Trustees believe that a substantial increase in size may adversely affect the Fund's ability to achieve its investment objective by reducing its flexibility in making investments and in effecting portfolio changes. Although sales to new investors have been discontinued, existing shareholders are permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                               Janus Olympus Fund prospectus  23

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Olympus Fund declared a dividend in the amount of $0.25 per share. If Janus Olympus Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 24 Janus Olympus Fund prospectus
               increase in NAV of the Fund, whether or not you reinvested the dividends.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass

                                               Janus Olympus Fund prospectus  25
               through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 26 Janus Olympus Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through "Net asset value, end of period" reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                               Janus Olympus Fund prospectus  27

JANUS OLYMPUS FUND
------------------------------------------------------------------------------------------------
                                                          Years ended October 31st
                                              2001       2000       1999       1998       1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD     $50.50    $40.87     $21.70      $18.41    $14.86
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                      0.13      0.21       0.02          --      0.04
  3. Net gains or (losses) on securities
     (both realized and unrealized)          (25.42)     11.21      19.15        4.05      3.64
  4. Total from investment operations        (25.29)     11.42      19.17        4.05      3.68
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment
     income)                                  (0.23)    (0.01)         --          --    (0.13)
  6. Dividends (in excess of net
     investment income)                           --        --         --      (0.04)        --
  7. Distributions (from capital gains)           --    (1.78)         --      (0.72)        --
  8. Distributions (in excess of capital
     gains)                                   (0.39)        --         --          --        --
  9. Total distributions                      (0.62)    (1.79)         --      (0.76)    (0.13)
 10. NET ASSET VALUE, END OF PERIOD           $24.59    $50.50     $40.87      $21.70    $18.41
 11. Total return                           (50.61%)    28.05%     88.34%      23.10%    24.98%
 12. Net assets, end of period (in
     millions)                                $3,074    $7,696     $3,887        $947      $616
 13. Average net assets for the period (in
     millions)                                $4,767    $7,594     $2,269        $774      $517
 14. Ratio of gross expenses to average
     net assets                                0.91%     0.91%      0.95%       1.01%     1.06%
 15. Ratio of net expenses to average net
     assets                                    0.89%     0.90%      0.93%       0.98%     1.03%
 16. Ratio of net investment income/(loss)
     to average net assets                     0.34%     0.51%      0.06%     (0.21%)     0.26%
 17. Portfolio turnover rate                    118%       96%        91%        123%      244%
------------------------------------------------------------------------------------------------

 28 Janus Olympus Fund prospectus

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

                                               Janus Olympus Fund prospectus  29
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or

 30 Janus Olympus Fund prospectus
               hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating

                                               Janus Olympus Fund prospectus  31
               rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities

 32 Janus Olympus Fund prospectus
               may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund

                                               Janus Olympus Fund prospectus  33
               owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 34 Janus Olympus Fund prospectus

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting your financial intermediary or plan sponsor. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, Colorado 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-1879

                                                 February 25, 2002

                              JANUS WORLDWIDE FUND
                            CLOSED TO NEW INVESTORS

                                   Prospectus

     Although the Fund is closed, current investors may continue to invest in the Fund and/or open new Fund accounts. Once an account is closed, additional investments will not be accepted unless you meet one of the criteria specified in the Shareholder's Guide. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted.

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Worldwide Fund.........................    2
                   Fees and expenses............................    6
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    7
                   General portfolio policies...................    9
                   Risks........................................   12
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.......................   18
                   Purchases....................................   19
                   Exchanges....................................   19
                   Redemptions..................................   20
                   Tax-deferred accounts........................   20
                   Excessive trading policy.....................   21
                   Shareholder account policies.................   22
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   23
                   Management expenses..........................   23
                   Portfolio managers...........................   24
                OTHER INFORMATION............... ...............   25
                DISTRIBUTIONS AND TAXES
                   Distributions................................   26
                   Taxes........................................   27
                FINANCIAL HIGHLIGHTS.............. .............   29
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   31
                   Futures, options and other derivatives.......   34
                   Other investments, strategies and/or
                   techniques...................................   35


                                              Janus Worldwide Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS WORLDWIDE FUND

               Janus Worldwide Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS WORLDWIDE FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Fund's portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

 2 Janus Worldwide Fund prospectus

               The Fund invests primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even a single country.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

                                              Janus Worldwide Fund prospectus  3

               JANUS WORLDWIDE FUND





                      Annual returns for calendar years ended 12/31



                              9.01%          28.41%   3.61%    21.90%   26.40%   20.48%   25.87%   64.37%  (16.87%) (22.88%)
                              1992            1993     1994     1995     1996     1997     1998     1999     2000     2001



                      Best Quarter: 4th-1999  42.11%  Worst Quarter: 3rd-2001  (20.80%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                                  Since Inception
                                                   1 year    5 years   10 years      (5/15/91)
                Janus Worldwide Fund
                  Return Before Taxes              (22.88%)   9.83%     13.57%        15.02%
                  Return After Taxes on
                    Distributions*                 (22.83%)   8.75%     12.26%        13.77%
                  Return After Taxes on
                    Distributions and Sale
                    of Fund Shares**               (13.88%)   8.02%     11.24%        12.65%
                Morgan Stanley Capital
                  International World
                  Index+                           (16.82%)   5.37%      8.06%         8.26%
                  (reflects no deduction
                    for expenses or taxes)
                                                   -----------------------------------------

               * The return after taxes on distributions is higher than the return before taxes because of the effect of foreign tax credits.

               ** When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               + The Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe and the Asia/Pacific Region.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the

 4 Janus Worldwide Fund prospectus
               impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                              Janus Worldwide Fund prospectus  5

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2001.

                                           Management     Other      Total Annual Fund
                                              Fee        Expenses    Operating Expenses
    Janus Worldwide Fund                     0.65%        0.22%            0.87%

--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year     3 Years    5 Years    10 Years
                                             ----------------------------------------
    Janus Worldwide Fund                       $89       $278       $482       $1,073

 6 Janus Worldwide Fund prospectus

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Janus Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even a single country.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located.

                                              Janus Worldwide Fund prospectus  7

               Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although the Fund does not emphasize companies of any particular size, a Fund with a larger asset base is more likely to invest in larger, more established issuers.

 8 Janus Worldwide Fund prospectus

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities. However, the portfolio managers may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

                                              Janus Worldwide Fund prospectus  9

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio managers, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a

 10 Janus Worldwide Fund prospectus
               redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section of this Prospectus shows the Fund's historical turnover rates.

                                             Janus Worldwide Fund prospectus  11

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund may have significant exposure to multiple companies in a particular industry.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               The Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

 12 Janus Worldwide Fund prospectus

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

                                             Janus Worldwide Fund prospectus  13

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio managers' judgment proves incorrect.

5. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition

 14 Janus Worldwide Fund prospectus
               from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

                                             Janus Worldwide Fund prospectus  15

--------------------------------------------------------------------------------

                              JANUS WORLDWIDE FUND

                              Shareholder's Guide

                                           CLOSED TO NEW INVESTORS

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with the
                                           Fund. It also explains how to
                                           purchase, exchange and redeem
                                           shares, as well as account
                                           policies and fees that may
                                           apply to your account. Account
                                           policies (including fees),
                                           services and features may be
                                           modified or discontinued
                                           without shareholder approval
                                           or prior notice.

                                           [JANUS LOGO]

ALTHOUGH THE FUND IS CLOSED, INVESTORS WHO MEET THE CRITERIA OUTLINED IN THIS SHAREHOLDER'S GUIDE MAY CONTINUE TO INVEST IN THE FUND AND/OR OPEN NEW FUND ACCOUNTS. YOU MAY BE ASKED TO DEMONSTRATE ELIGIBILITY TO PURCHASE SHARES OF THE FUND BEFORE YOUR INVESTMENT IS ACCEPTED. ONCE AN ACCOUNT IS CLOSED, ADDITIONAL INVESTMENTS WILL NOT BE ACCEPTED UNLESS YOU MEET ONE OF THE SPECIFIED CRITERIA. THE FUND MAY RESUME SALES OF ITS SHARES TO NEW INVESTORS AT SOME FUTURE DATE, BUT IT HAS NO PRESENT INTENTION TO DO SO.

CONTACT YOUR FINANCIAL INTERMEDIARY OR PLAN SPONSOR OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS.

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your financial intermediary or plan sponsor must receive your order by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the

 18 Shareholder's Guide
failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PURCHASES

               Although the Fund is closed, if you are a current Fund shareholder, you may continue to purchase Fund shares through your existing Fund accounts and to reinvest dividends and capital gains in such accounts. In addition, if your name appears in the registration of an existing Fund account and will appear in the registration of a new Fund account, you may open a new Fund account through your financial intermediary or plan sponsor.

               Contact your financial intermediary or plan sponsor, or refer to your plan documents for information on how to invest in the Fund, including any minimum initial or subsequent investment requirements.

               The Fund may refuse any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

EXCHANGES

               Contact your financial intermediary or plan sponsor, or consult your plan documents to exchange into other Funds in Janus Investment Fund. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange shares of the Fund only for shares of another
                 Fund in Janus Investment Fund offered through your financial intermediary or plan sponsor.

               - You must meet the minimum investment amount for each Fund.

               - If you are exchanging into a closed Fund, you may be required to demonstrate eligibility to purchase shares of that Fund.

                                                         Shareholder's Guide  19

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. Your financial intermediary or plan sponsor may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

REDEMPTIONS

               REMEMBER THAT THE FUND IS CLOSED. UNLESS YOU MEET THE CRITERIA SPECIFIED IN THIS SHAREHOLDER'S GUIDE, ONCE YOU CLOSE YOUR ACCOUNT, YOU MAY NOT MAKE ADDITIONAL INVESTMENTS IN THE FUND.

               Please contact your financial intermediary or plan sponsor, or refer to the appropriate plan documents for details including any restrictions on redemptions, redemption charges, redemption in kind, automatic redemption and delays in honoring redemption requests.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired to your financial intermediary or plan sponsor the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

TAX-DEFERRED ACCOUNTS

               If you are eligible and your financial intermediary or plan sponsor provides this option, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

 20 Shareholder's Guide

               Although the Fund is closed, if you are an existing or new participant in a qualified plan (for example, a 401(k) plan, profit sharing plan, or money purchase pension plan), 403(b) plan, or 457 plan that currently offers the Fund as an investment option, you may direct contributions to the Fund through such plan. However, qualified retirement plans that do not currently offer the Fund will not be able to add the Fund as an investment option.

EXCESSIVE TRADING POLICY

               Frequent trades into or out of the Fund can disrupt portfolio investment strategies and increase Fund expenses for all Fund shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agents may reject any purchase request (including exchange purchases if permitted by your financial intermediary or plan sponsor) by any investor or group of investors indefinitely if it believes that any combination of trading is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your financial intermediary or plan sponsor.

                                                         Shareholder's Guide  21

SHAREHOLDER ACCOUNT POLICIES

               TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES

               Fund shares purchased or sold through a financial intermediary or plan sponsor may be subject to a fee and may require different minimum initial and subsequent investments than Fund shares purchased directly from Janus. Financial intermediaries or plan sponsors may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A financial intermediary or plan sponsor, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers. Certain financial intermediaries and plan sponsors may receive compensation from Janus Capital or its affiliates, and certain financial intermediaries and plan sponsors may receive compensation from the Fund for shareholder recordkeeping and similar services.

               Although the Fund is closed, if you are a discretionary investment adviser, you may continue to invest in the Fund through an existing omnibus account at a financial intermediary on behalf of clients who are current Fund shareholders. Except as set forth in this Shareholder's Guide, no financial intermediaries or plan sponsors will be eligible to open new accounts with the Fund or add new investors to existing omnibus accounts.

               STATEMENTS AND REPORTS

               Your financial intermediary or plan sponsor will send you periodic statements of all transactions, as required by applicable law. The Fund distributes dividend information annually.

               You will receive annual and semiannual reports including the financial statements of the Fund through your financial intermediary or plan sponsor. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. The Trust's fiscal year ends October 31.

 22 Shareholder's Guide

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

               A new investment advisory agreement approved at a special meeting of shareholders on January 31, 2002, that is the same in all material respects as the current advisory agreement, will be effective on or about March 28, 2002.

                                             Janus Worldwide Fund prospectus  23

PORTFOLIO MANAGERS

LAURENCE J. CHANG
--------------------------------------------------------------------------------
                   is Executive Vice President and Co-Manager of Janus
                   Worldwide Fund, for which he has served as Co-Manager since September 1999. Mr. Chang served as Executive Vice President and Co-Manager of Janus Overseas Fund from April 1998 through December 2000. Mr. Chang is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1993 as a research analyst. Mr. Chang received an undergraduate degree with honors in Religion with a concentration in Philosophy from Dartmouth College and a Master's degree in Political Science from Stanford University. Mr. Chang has earned the right to use the Chartered Financial Analyst designation.

HELEN YOUNG HAYES
--------------------------------------------------------------------------------
                   is Executive Vice President and Co-Manager of Janus
                   Worldwide Fund and Janus Overseas Fund. She joined Janus Capital in 1987 and has served as Portfolio Manager or a Co-Manager of Janus Worldwide Fund and Janus Overseas Fund since their inception. Ms. Hayes is also Portfolio Manager of other Janus accounts. Ms. Hayes holds a Bachelor of Arts degree in Economics from Yale University. Ms. Hayes has earned the right to use the Chartered Financial
                   Analyst designation.

 24 Janus Worldwide Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF FUND

               The Fund has discontinued sales of its shares because its management and the Trustees believe that a substantial increase in size may adversely affect the Fund's ability to achieve its investment objective by reducing its flexibility in making investments and in effecting portfolio changes. Although sales to new investors have been discontinued, existing shareholders are permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                             Janus Worldwide Fund prospectus  25

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Worldwide Fund declared a dividend in the amount of $0.25 per share. If Janus Worldwide Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 26 Janus Worldwide Fund prospectus
               increase in NAV of the Fund, whether or not you reinvested the dividends.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass

                                             Janus Worldwide Fund prospectus  27
               through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meets these requirements so that any earnings on your investment will not be taxed twice.

 28 Janus Worldwide Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through "Net asset value, end of period" reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                             Janus Worldwide Fund prospectus  29

JANUS WORLDWIDE FUND
---------------------------------------------------------------------------------------------
                                                         Years ended October 31st
                                               2001      2000      1999      1998      1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD      $70.74    $58.87    $41.52    $40.05    $34.60
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                       0.39      0.03      0.02      1.26    (0.08)
  3. Net gains or (losses) on securities
     (both realized and unrealized)           (24.04)     13.15     17.51      3.01      7.73
  4. Total from investment operations         (23.65)     13.18     17.53      4.27      7.65
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)    (0.31)    (0.03)    (0.18)    (1.35)    (0.15)
  6. Dividends (in excess of net investment
     income)                                   (0.10)        --        --        --        --
  7. Distributions (from capital gains)            --    (1.28)        --    (1.45)    (2.05)
  8. Distributions (in excess of capital
     gains)                                    (6.51)        --        --        --        --
  9. Total distributions                       (6.92)    (1.31)    (0.18)    (2.80)    (2.20)
 10. NET ASSET VALUE, END OF PERIOD            $40.17    $70.74    $58.87    $41.52    $40.05
 11. Total return                            (36.56%)    22.41%    42.33%    11.40%    23.34%
 12. Net assets, end of period (in
     millions)                                $20,331   $37,775   $24,091   $13,932   $10,358
 13. Average net assets for the period (in
     millions)                                $27,993   $38,727   $18,893   $13,078    $7,784
 14. Ratio of gross expenses to average net
     assets                                     0.87%     0.88%     0.89%     0.92%     0.97%
 15. Ratio of net expenses to average net
     assets                                     0.85%     0.86%     0.88%     0.90%     0.95%
 16. Ratio of net investment income/(loss)
     to average net assets                      0.53%     0.13%     0.07%     0.47%     0.65%
 17. Portfolio turnover rate                      78%       58%       68%       86%       79%
---------------------------------------------------------------------------------------------

 30 Janus Worldwide Fund prospectus

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

                                             Janus Worldwide Fund prospectus  31
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio managers may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or

 32 Janus Worldwide Fund prospectus
               hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating

                                             Janus Worldwide Fund prospectus  33
               rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities

 34 Janus Worldwide Fund prospectus
               may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund

                                             Janus Worldwide Fund prospectus  35
               owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 36 Janus Worldwide Fund prospectus

                       This page intentionally left blank

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting your financial intermediary or plan sponsor. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year period. Other information is also available from financial intermediaries that sell shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, Colorado 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-1879

                                                   February 25, 2002

                              JANUS OVERSEAS FUND
                            CLOSED TO NEW INVESTORS

                                   Prospectus

     Although the Fund is closed, current investors may continue to invest in the Fund and/or open new Fund accounts. Once an account is closed, additional investments will not be accepted unless you meet one of the criteria specified in the Shareholder's Guide. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted.

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Overseas Fund..........................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    6
                   General portfolio policies...................    7
                   Risks........................................   10
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.......................   16
                   Purchases....................................   17
                   Exchanges....................................   17
                   Redemptions..................................   18
                   Tax-deferred accounts........................   18
                   Excessive trading policy.....................   19
                   Shareholder account policies.................   20
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   21
                   Management expenses..........................   21
                   Portfolio managers...........................   22
                OTHER INFORMATION............... ...............   23
                DISTRIBUTIONS AND TAXES
                   Distributions................................   24
                   Taxes........................................   25
                FINANCIAL HIGHLIGHTS.............. .............   27
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   29
                   Futures, options and other derivatives.......   32
                   Other investments, strategies and/or
                   techniques...................................   33


                                               Janus Overseas Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS OVERSEAS FUND

               Janus Overseas Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS OVERSEAS FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Fund's portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               The Fund invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the

 2 Janus Overseas Fund prospectus

               United States. The Fund normally invests in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

               For purposes of the Fund's 80% policy, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

                                               Janus Overseas Fund prospectus  3

               JANUS OVERSEAS FUND





                      Annual returns for calendar years ended 12/31



                             22.05%          28.83%   18.25%   16.03%   86.06%  (18.57%) (23.11%)
                              1995            1996     1997     1998     1999     2000     2001



                      Best Quarter: 4th-1999  60.63%  Worst Quarter: 3rd-2001  (20.82%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                         Since Inception
                                                   1 year     5 years       (5/2/94)
                Janus Overseas Fund
                  Return Before Taxes              (23.11%)    9.83%         12.85%
                  Return After Taxes on
                    Distributions                  (23.19%)    8.85%         11.99%
                  Return After Taxes on
                    Distributions and Sale of
                    Fund Shares*                   (14.01%)    8.02%         10.75%
                Morgan Stanley Capital
                  International EAFE(R) Index+     (21.44%)    0.89%          2.76%
                  (reflects no deduction for
                    expenses or taxes)
                                                   --------------------------------

               * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               + The Morgan Stanley Capital International EAFE(R) Index is a
                 market capitalization weighted index composed of companies representative of the market structure of 21 Developed Market countries in Europe, Australasia and the Far East.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

The Fund's past performance (before and after taxes) does not necessarily indicate how they will perform in the future.

 4 Janus Overseas Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2001.

                                           Management     Other      Total Annual Fund
                                              Fee        Expenses    Operating Expenses
    Janus Overseas Fund                      0.65%        0.22%            0.87%

--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year     3 Years    5 Years    10 Years
                                              --------------------------------------
    Janus Overseas Fund                        $89       $278       $482       $1,073

                                               Janus Overseas Fund prospectus  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Janus Overseas Fund seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Fund normally invests in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its objective.

 6 Janus Overseas Fund prospectus

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they

                                               Janus Overseas Fund prospectus  7
               represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities. However, the portfolio managers may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under

 8 Janus Overseas Fund prospectus

               U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio managers, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or

                                               Janus Overseas Fund prospectus  9
               other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio managers. Changes are made in the Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section of this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

 10 Janus Overseas Fund prospectus

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund may have significant exposure to multiple companies in a particular industry.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               The Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose

                                              Janus Overseas Fund prospectus  11
                 taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may

 12 Janus Overseas Fund prospectus
               also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio managers' judgment proves incorrect.

5. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

                                              Janus Overseas Fund prospectus  13

--------------------------------------------------------------------------------

                              JANUS OVERSEAS FUND

                              Shareholder's Guide

                                           CLOSED TO NEW INVESTORS

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with the
                                           Fund. It also explains how to
                                           purchase, exchange and redeem
                                           shares, as well as account
                                           policies and fees that may
                                           apply to your account. Account
                                           policies (including fees),
                                           services and features may be
                                           modified or discontinued
                                           without shareholder approval
                                           or prior notice.

                                           [JANUS LOGO]

ALTHOUGH THE FUND IS CLOSED, INVESTORS WHO MEET THE CRITERIA OUTLINED IN THIS SHAREHOLDER'S GUIDE MAY CONTINUE TO INVEST IN THE FUND AND/OR OPEN NEW FUND ACCOUNTS. YOU MAY BE ASKED TO DEMONSTRATE ELIGIBILITY TO PURCHASE SHARES OF THE FUND BEFORE YOUR INVESTMENT IS ACCEPTED. ONCE AN ACCOUNT IS CLOSED, ADDITIONAL INVESTMENTS WILL NOT BE ACCEPTED UNLESS YOU MEET ONE OF THE SPECIFIED CRITERIA. THE FUND MAY RESUME SALES OF ITS SHARES TO NEW INVESTORS AT SOME FUTURE DATE, BUT IT HAS NO PRESENT INTENTION TO DO SO.

CONTACT YOUR FINANCIAL INTERMEDIARY OR PLAN SPONSOR OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS.

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your financial intermediary or plan sponsor must receive your order by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the

 16 Shareholder's Guide
failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PURCHASES

               Although the Fund is closed, if you are a current Fund shareholder, you may continue to purchase Fund shares through your existing Fund accounts and to reinvest dividends and capital gains in such accounts. In addition, if your name appears in the registration of an existing Fund account and will appear in the registration of a new Fund account, you may open a new Fund account through your financial intermediary or plan sponsor.

               Contact your financial intermediary or plan sponsor, or refer to your plan documents for information on how to invest in the Fund, including any minimum initial or subsequent investment requirements.

               The Fund may refuse any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

EXCHANGES

               Contact your financial intermediary or plan sponsor, or consult your plan documents to exchange into other Funds in Janus Investment Fund. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange shares of the Fund only for shares of another
                 Fund in Janus Investment Fund offered through your financial intermediary or plan sponsor.

               - You must meet the minimum investment amount for each Fund.

               - If you are exchanging into a closed Fund, you may be required to demonstrate eligibility to purchase shares of that Fund.

                                                         Shareholder's Guide  17

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. Your financial intermediary or plan sponsor may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

REDEMPTIONS

               REMEMBER THAT THE FUND IS CLOSED. UNLESS YOU MEET THE CRITERIA SPECIFIED IN THIS SHAREHOLDER'S GUIDE, ONCE YOU CLOSE YOUR ACCOUNT, YOU MAY NOT MAKE ADDITIONAL INVESTMENTS IN THE FUND.

               Please contact your financial intermediary or plan sponsor, or refer to the appropriate plan documents for details including any restrictions on redemptions, redemption charges, redemption in kind, automatic redemption and delays in honoring redemption requests.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired to your financial intermediary or plan sponsor the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

TAX-DEFERRED ACCOUNTS

               If you are eligible and your financial intermediary or plan sponsor provides this option, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

 18 Shareholder's Guide

               Although the Fund is closed, if you are an existing or new participant in a qualified plan (for example, a 401(k) plan, profit sharing plan, or money purchase pension plan), 403(b) plan, or 457 plan that currently offers the Fund as an investment option, you may direct contributions to the Fund through such plan. However, qualified retirement plans that do not currently offer the Fund will not be able to add the Fund as an investment option.

EXCESSIVE TRADING POLICY

               Frequent trades into or out of the Fund can disrupt portfolio investment strategies and increase Fund expenses for all Fund shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agents may reject any purchase request (including exchange purchases if permitted by your financial intermediary or plan sponsor) by any investor or group of investors indefinitely if it believes that any combination of trading is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your financial intermediary or plan sponsor.

                                                         Shareholder's Guide  19

SHAREHOLDER ACCOUNT POLICIES

               TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES

               Fund shares purchased or sold through a financial intermediary or plan sponsor may be subject to a fee and may require different minimum initial and subsequent investments than Fund shares purchased directly from Janus. Financial intermediaries or plan sponsors may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A financial intermediary or plan sponsor, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers. Certain financial intermediaries and plan sponsors may receive compensation from Janus Capital or its affiliates, and certain financial intermediaries and plan sponsors may receive compensation from the Fund for shareholder recordkeeping and similar services.

               Although the Fund is closed, if you are a discretionary investment adviser, you may continue to invest in the Fund through an existing omnibus account at a financial intermediary on behalf of clients who are current Fund shareholders. Except as set forth in this Shareholder's Guide, no financial intermediaries or plan sponsors will be eligible to open new accounts with the Fund or add new investors to existing omnibus accounts.

               STATEMENTS AND REPORTS

               Your financial intermediary or plan sponsor will send you periodic statements of all transactions, as required by applicable law. The Fund distributes dividend information annually.

               You will receive annual and semiannual reports including the financial statements of the Fund through your financial intermediary or plan sponsor. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. The Trust's fiscal year ends October 31.

 20 Shareholder's Guide

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

               A new investment advisory agreement approved at a special meeting of shareholders on January 31, 2002, that is the same in all material respects as the current advisory agreement, will be effective on or about March 28, 2002.

                                              Janus Overseas Fund prospectus  21

PORTFOLIO MANAGERS

HELEN YOUNG HAYES
--------------------------------------------------------------------------------
                   is Executive Vice President and Co-Manager of Janus
                   Overseas Fund and Janus Worldwide Fund. She joined Janus Capital in 1987 and has served as Portfolio Manager or a Co-Manager of Janus Overseas Fund and Janus Worldwide Fund since their inception. Ms. Hayes is also Portfolio Manager of other Janus accounts. Ms. Hayes holds a Bachelor of Arts degree in Economics from Yale University. Ms. Hayes has earned the right to use the Chartered Financial
                   Analyst designation.

BRENT A. LYNN
--------------------------------------------------------------------------------
                   is Executive Vice President and Co-Manager of Janus
                   Overseas Fund, for which he has served as Co-Manager since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital as a research analyst in 1991. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Masters degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn has earned the right to use the Chartered Financial
                   Analyst designation.

 22 Janus Overseas Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF FUND

               The Fund has discontinued sales of its shares because its management and the Trustees believe that a substantial increase in size may adversely affect the Fund's ability to achieve its investment objective by reducing its flexibility in making investments and in effecting portfolio changes. Although sales to new investors have been discontinued, existing shareholders are permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                              Janus Overseas Fund prospectus  23

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Overseas Fund declared a dividend in the amount of $0.25 per share. If Janus Overseas Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 24 Janus Overseas Fund prospectus
               increase in NAV of the Fund, whether or not you reinvested the dividends.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass

                                              Janus Overseas Fund prospectus  25
               through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meets these requirements so that any earnings on your investment will not be taxed twice.

 26 Janus Overseas Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through "Net asset value, end of period" reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                              Janus Overseas Fund prospectus  27

JANUS OVERSEAS FUND
----------------------------------------------------------------------------------------------
                                                          Years ended October 31st
                                                2001      2000      1999      1998      1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD       $33.44    $25.35    $17.95    $17.94    $14.81
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                        0.28      0.01        --      0.08      0.04
  3. Net gains or (losses) on securities
     (both realized and unrealized)            (11.42)      8.22      7.49      0.54      3.39
  4. Total from investment operations          (11.14)      8.23      7.49      0.62      3.43
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)     (0.20)        --    (0.08)    (0.10)    (0.04)
  6. Dividends (in excess of net investment
     income)                                        --        --    (0.01)        --        --
  7. Distributions (from capital gains)             --    (0.14)        --    (0.51)    (0.26)
  8. Distributions (in excess of capital
     gains)                                     (3.66)        --        --        --        --
  9. Total distributions                        (3.86)    (0.14)    (0.09)    (0.61)    (0.30)
 10. NET ASSET VALUE, END OF PERIOD             $18.44    $33.44    $25.35    $17.95    $17.94
 11. Total return                             (37.09%)    32.59%    41.77%     3.55%    23.56%
 12. Net assets, end of period (in millions)    $4,989    $9,380    $5,640    $3,889    $3,205
 13. Average net assets for the period (in
     millions)                                  $6,946    $9,863    $4,578    $3,949    $2,093
 14. Ratio of gross expenses to average net
     assets                                      0.87%     0.89%     0.92%     0.96%     1.03%
 15. Ratio of net expenses to average net
     assets                                      0.85%     0.88%     0.91%     0.94%     1.01%
 16. Ratio of net investment income/(loss)
     to average net assets                       0.77%     0.22%   (0.03%)     0.58%     0.81%
 17. Portfolio turnover rate                       65%       62%       92%      105%       72%
----------------------------------------------------------------------------------------------

 28 Janus Overseas Fund prospectus

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

                                              Janus Overseas Fund prospectus  29
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio managers may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or

 30 Janus Overseas Fund prospectus
               hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating

                                              Janus Overseas Fund prospectus  31
               rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities

 32 Janus Overseas Fund prospectus
               may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund

                                              Janus Overseas Fund prospectus  33
               owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 34 Janus Overseas Fund prospectus

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting your financial intermediary or plan sponsor. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, CO 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-1879

                                             February 25, 2002

                        JANUS GLOBAL LIFE SCIENCES FUND
                            CLOSED TO NEW INVESTORS

                                   Prospectus

     Although the Fund is closed, current investors may continue to invest in the Fund and/or open new Fund accounts. Once an account is closed, additional investments will not be accepted unless you meet one of the criteria specified in the Shareholder's Guide. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted.

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Global Life Sciences Fund..............    2
                   Fees and expenses............................    6
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    7
                   General portfolio policies...................    9
                   Risks........................................   12
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.......................   18
                   Purchases....................................   19
                   Exchanges....................................   19
                   Redemptions..................................   20
                   Tax-deferred accounts........................   20
                   Excessive trading policy.....................   21
                   Shareholder account policies.................   22
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   23
                   Management expenses..........................   23
                   Portfolio manager............................   24
                OTHER INFORMATION............... ...............   25
                DISTRIBUTIONS AND TAXES
                   Distributions................................   26
                   Taxes........................................   27
                FINANCIAL HIGHLIGHTS.............. .............   29
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   31
                   Futures, options and other derivatives.......   34
                   Other investments, strategies and/or
                   techniques...................................   35


                                   Janus Global Life Sciences Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS GLOBAL LIFE SCIENCES FUND

               Janus Global Life Sciences Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------
               JANUS GLOBAL LIFE SCIENCES FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

 2 Janus Global Life Sciences Fund prospectus

               The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. As a fundamental policy, the Fund normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

               For purposes of the Fund's 80% policy, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

               The Fund intends to operate as a nondiversified fund. This means it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

                                   Janus Global Life Sciences Fund prospectus  3

               The Fund concentrates its investments in related industry groups. Because of this, companies in its portfolio may share common characteristics and react similarly to market developments. For example, many companies with a life science orientation are highly regulated and may be dependent upon certain types of technology. As a result, changes in government funding or subsidies, new or anticipated legislative changes, or technological advances could affect the value of such companies and, therefore, the Fund's NAV. The Fund's returns may be more volatile than those of a less concentrated portfolio.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

 4 Janus Global Life Sciences Fund prospectus

               JANUS GLOBAL LIFE SCIENCES FUND





                      Annual returns for calendar years ended 12/31



                              61.00%                 33.34%                (18.09%)
                               1999                   2000                   2001



                      Best Quarter: 4th-1999  31.32%  Worst Quarter: 1st-2001  (26.25%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                              Since Inception
                                                                    1 year      (12/31/98)
                Janus Global Life Sciences Fund
                  Return Before Taxes                               (18.09%)      20.70%
                  Return After Taxes on Distributions               (18.09%)      20.67%
                  Return After Taxes on Distributions and Sale
                    of Fund Shares*                                 (11.02%)      17.10%
                S&P 500 Index++                                     (11.88%)      (1.03%)
                  (reflects no deduction for expenses or
                    taxes)
                                                                    --------------------

               * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               ++ The S&P 500 is the Standard & Poor's Composite Index of 500
                  Stocks, a widely recognized, unmanaged index of common stock prices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

The Fund's past performance (before and after taxes) does not necessarily indicate how they will perform in the future.

                                   Janus Global Life Sciences Fund prospectus  5

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2001.

                                           Management     Other      Total Annual Fund
                                              Fee        Expenses    Operating Expenses
    Janus Global Life Sciences Fund          0.65%        0.28%            0.93%

--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year     3 Years    5 Years    10 Years
                                             -----------------------------------------
    Janus Global Life Sciences Fund            $95       $296       $515       $1,143

 6 Janus Global Life Sciences Fund prospectus

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Janus Global Life Sciences Fund seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services, related to health and personal care, medicine or pharmaceuticals. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. As a fundamental policy, the Fund normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio

                                   Janus Global Life Sciences Fund prospectus  7
               manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.

4. WHAT DOES "LIFE SCIENCE ORIENTATION" MEAN IN RELATION TO THE FUND?

               Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. Life science oriented companies also include companies that the portfolio manager believes have growth potential primarily as a result of particular products, technology, patents or other market

 8 Janus Global Life Sciences Fund prospectus
               advantages in the life sciences. Life sciences encompass a variety of industries, including health care, nutrition, agriculture, medical diagnostics, nuclear and biochemical research and development and health care facilities ownership and operation.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

                                   Janus Global Life Sciences Fund prospectus  9

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States.

 10 Janus Global Life Sciences Fund prospectus

               Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

                                  Janus Global Life Sciences Fund prospectus  11

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section of this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow. The Fund's performance may also be affected by industry risk to a greater extent than other funds.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW DOES NONDIVERSIFICATION AFFECT THE RISK PROFILE OF THE FUND?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. This gives the Fund more flexibility to focus its investments in the most attractive companies identified by the Fund's portfolio manager. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

 12 Janus Global Life Sciences Fund prospectus

2. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In the life sciences, for example, many companies are subject to government regulation and approval of their products and services, which may affect their price or availability. In addition, the products and services offered by these companies may quickly become obsolete in the face of scientific or technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies

                                  Janus Global Life Sciences Fund prospectus  13
                 restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

 14 Janus Global Life Sciences Fund prospectus

5. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

6. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

                                  Janus Global Life Sciences Fund prospectus  15

                        JANUS GLOBAL LIFE SCIENCES FUND

                              Shareholder's Guide

                                           CLOSED TO NEW INVESTORS

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with the
                                           Fund. It also explains how to
                                           purchase, exchange and redeem
                                           shares, as well as account
                                           policies and fees that may
                                           apply to your account. Account
                                           policies (including fees),
                                           services and features may be
                                           modified or discontinued
                                           without shareholder approval
                                           or prior notice.

                                           [JANUS LOGO]

ALTHOUGH THE FUND IS CLOSED, INVESTORS WHO MEET THE CRITERIA OUTLINED IN THIS SHAREHOLDER'S GUIDE MAY CONTINUE TO INVEST IN THE FUND AND/OR OPEN NEW FUND ACCOUNTS. YOU MAY BE ASKED TO DEMONSTRATE ELIGIBILITY TO PURCHASE SHARES OF THE FUND BEFORE YOUR INVESTMENT IS ACCEPTED. ONCE AN ACCOUNT IS CLOSED, ADDITIONAL INVESTMENTS WILL NOT BE ACCEPTED UNLESS YOU MEET ONE OF THE SPECIFIED CRITERIA. THE FUND MAY RESUME SALES OF ITS SHARES TO NEW INVESTORS AT SOME FUTURE DATE, BUT IT HAS NO PRESENT INTENTION TO DO SO.

CONTACT YOUR FINANCIAL INTERMEDIARY OR PLAN SPONSOR OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS.

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your financial intermediary or plan sponsor must receive your order by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the

 18 Shareholder's Guide
failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PURCHASES

               Although the Fund is closed, if you are a current Fund shareholder, you may continue to purchase Fund shares through your existing Fund accounts and to reinvest dividends and capital gains in such accounts. In addition, if your name appears in the registration of an existing Fund account and will appear in the registration of a new Fund account, you may open a new Fund account through your financial intermediary or plan sponsor.

               Contact your financial intermediary or plan sponsor, or refer to your plan documents for information on how to invest in the Fund, including any minimum initial or subsequent investment requirements.

               The Fund may refuse any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

EXCHANGES

               Contact your financial intermediary or plan sponsor, or consult your plan documents to exchange into other Funds in Janus Investment Fund. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange shares of the Fund only for shares of another
                 Fund in Janus Investment Fund offered through your financial intermediary or plan sponsor.

               - You must meet the minimum investment amount for each Fund.

               - If you are exchanging into a closed Fund, you may be required to demonstrate eligibility to purchase shares of that Fund.

                                                         Shareholder's Guide  19

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. Your financial intermediary or plan sponsor may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

REDEMPTIONS

               REMEMBER THAT THE FUND IS CLOSED. UNLESS YOU MEET THE CRITERIA SPECIFIED IN THIS SHAREHOLDER'S GUIDE, ONCE YOU CLOSE YOUR ACCOUNT, YOU MAY NOT MAKE ADDITIONAL INVESTMENTS IN THE FUND.

               Please contact your financial intermediary or plan sponsor, or refer to the appropriate plan documents for details including any restrictions on redemptions, redemption charges, redemption in kind, automatic redemption and delays in honoring redemption requests.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired to your financial intermediary or plan sponsor the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

TAX-DEFERRED ACCOUNTS

               If you are eligible and your financial intermediary or plan sponsor provides this option, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

 20 Shareholder's Guide

               Although the Fund is closed, if you are an existing or new participant in a qualified plan (for example, a 401(k) plan, profit sharing plan, or money purchase pension plan), 403(b) plan, or 457 plan that currently offers the Fund as an investment option, you may direct contributions to the Fund through such plan. However, qualified retirement plans that do not currently offer the Fund will not be able to add the Fund as an investment option.

EXCESSIVE TRADING POLICY

               Frequent trades into or out of the Fund can disrupt portfolio investment strategies and increase Fund expenses for all Fund shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agents may reject any purchase request (including exchange purchases if permitted by your financial intermediary or plan sponsor) by any investor or group of investors indefinitely if it believes that any combination of trading is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your financial intermediary or plan sponsor.

                                                         Shareholder's Guide  21

SHAREHOLDER ACCOUNT POLICIES

               TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES

               Fund shares purchased or sold through a financial intermediary or plan sponsor may be subject to a fee and may require different minimum initial and subsequent investments than Fund shares purchased directly from Janus. Financial intermediaries or plan sponsors may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A financial intermediary or plan sponsor, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers. Certain financial intermediaries and plan sponsors may receive compensation from Janus Capital or its affiliates, and certain financial intermediaries and plan sponsors may receive compensation from the Fund for shareholder recordkeeping and similar services.

               Although the Fund is closed, if you are a discretionary investment adviser, you may continue to invest in the Fund through an existing omnibus account at a financial intermediary on behalf of clients who are current Fund shareholders. Except as set forth in this Shareholder's Guide, no financial intermediaries or plan sponsors will be eligible to open new accounts with the Fund or add new investors to existing omnibus accounts.

               STATEMENTS AND REPORTS

               Your financial intermediary or plan sponsor will send you periodic statements of all transactions, as required by applicable law. The Fund distributes dividend information annually.

               You will receive annual and semiannual reports including the financial statements of the Fund through your financial intermediary or plan sponsor. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. The Trust's fiscal year ends October 31.

 22 Shareholder's Guide

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

               A new investment advisory agreement approved at a special meeting of shareholders on January 31, 2002, that is the same in all material respects as the current advisory agreement, will be effective on or about March 28, 2002.

                                  Janus Global Life Sciences Fund prospectus  23

PORTFOLIO MANAGER

THOMAS R. MALLEY
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Global Life Sciences Fund, which he has managed since inception. Mr. Malley is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Malley holds a Bachelor of Science degree in Biology from Stanford University. Mr. Malley has earned the right to use the Chartered Financial Analyst designation.

 24 Janus Global Life Sciences Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF FUND

               The Fund has discontinued sales of its shares because its management and the Trustees believe that a substantial increase in size may adversely affect the Fund's ability to achieve its investment objective by reducing its flexibility in making investments and in effecting portfolio changes. Although sales to new investors have been discontinued, existing shareholders are permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                  Janus Global Life Sciences Fund prospectus  25

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Global Life Sciences Fund declared a dividend in the amount of $0.25 per share. If Janus Global Life Sciences Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax

 26 Janus Global Life Sciences Fund prospectus
               purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election

                                  Janus Global Life Sciences Fund prospectus  27
               permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 28 Janus Global Life Sciences Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance through October 31st of each fiscal period shown. Items 1 through "Net asset value, end of period" reflect financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                  Janus Global Life Sciences Fund prospectus  29

                            JANUS GLOBAL LIFE SCIENCES FUND
---------------------------------------------------------------------------------------
                                                    Years or periods ended October 31st
                                                      2001         2000        1999(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD             $22.41       $11.97       $10.00
    INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                --         0.02           --
  3. Net gains or (losses) on securities (both
     realized and unrealized)                         (5.43)        10.42         1.97
  4. Total from investment operations                 (5.43)        10.44         1.97
    LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)               --           --           --
  6. Dividends (in excess of net investment
     income)                                          (0.02)           --           --
  7. Distributions (from capital gains)                   --           --           --
  8. Total distributions                              (0.02)           --           --
  9. NET ASSET VALUE, END OF PERIOD                   $16.96       $22.41       $11.97
 10. Total return*                                  (24.26%)       87.22%       19.70%
 11. Net assets, end of period (in millions)          $2,415       $4,267         $344
 12. Average net assets for the period (in
     millions)                                        $2,958       $2,987         $228
 13. Ratio of gross expenses to average net
     assets**                                          0.93%        0.97%        1.21%
 14. Ratio of net expenses to average net
     assets**                                          0.91%        0.94%        1.19%
 15. Ratio of net investment income/(loss) to
     average net assets**                            (0.32%)        0.14%      (0.41%)
 16. Portfolio turnover rate**                           84%         147%         235%
--------------------------------------------------------------------------

(1) Fiscal period from December 31, 1998 (inception) to October 31, 1999.
 * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

 30 Janus Global Life Sciences Fund prospectus

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

                                  Janus Global Life Sciences Fund prospectus  31
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or

 32 Janus Global Life Sciences Fund prospectus
               hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating

                                  Janus Global Life Sciences Fund prospectus  33
               rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities

 34 Janus Global Life Sciences Fund prospectus
               may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund

                                  Janus Global Life Sciences Fund prospectus  35
               owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 36 Janus Global Life Sciences Fund prospectus

                       This page intentionally left blank

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting your financial intermediary or plan sponsor. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, Colorado 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-1879

                                                   February 25, 2002

                          JANUS GLOBAL TECHNOLOGY FUND
                            CLOSED TO NEW INVESTORS

                                   Prospectus

     Although the Fund is closed, current investors may continue to invest in the Fund and/or open new Fund accounts. Once an account is closed, additional investments will not be accepted unless you meet one of the criteria specified in the Shareholder's Guide. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted.

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Global Technology Fund.................    2
                   Fees and expenses............................    6
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    7
                   General portfolio policies...................    9
                   Risks........................................   12
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.......................   18
                   Purchases....................................   19
                   Exchanges....................................   19
                   Redemptions..................................   20
                   Tax-deferred accounts........................   20
                   Excessive trading policy.....................   21
                   Shareholder account policies.................   22
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   23
                   Management expenses..........................   23
                   Portfolio manager............................   24
                OTHER INFORMATION............... ...............   25
                DISTRIBUTIONS AND TAXES
                   Distributions................................   26
                   Taxes........................................   27
                FINANCIAL HIGHLIGHTS.............. .............   29
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   31
                   Futures, options and other derivatives.......   34
                   Other investments, strategies and/or
                   techniques...................................   35


                                      Janus Global Technology Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS GLOBAL TECHNOLOGY FUND

               Janus Global Technology Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS GLOBAL TECHNOLOGY FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

 2 Janus Global Technology Fund prospectus

               The Fund invests, under normal circumstance, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

               For purposes of the Fund's 80% policy, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

               The Fund intends to operate as a nondiversified fund. This means it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               Although the Fund does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increas-

                                      Janus Global Technology Fund prospectus  3
               ingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

 4 Janus Global Technology Fund prospectus

               JANUS GLOBAL TECHNOLOGY FUND





                      Annual returns for calendar years ended 12/31



                             211.55%                (33.67%)               (39.96%)
                               1999                   2000                   2001



                      Best Quarter: 4th-1999  73.95%  Worst Quarter: 3rd-2001  (36.20%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                         Since Inception
                                                              1 year       (12/31/98)
                Janus Global Technology Fund
                  Return Before Taxes                        (39.96%)         7.45%
                  Return After Taxes on Distributions        (39.96%)         7.14%
                  Return After Taxes on Distributions and
                    Sale of Fund Shares*                     (24.34%)         5.98%
                S&P 500 Index++                              (11.88%)        (1.03%)
                  (reflects no deduction for expenses or
                    taxes)
                                                             ----------------------

                * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               ++ The S&P 500 is the Standard & Poor's Composite Index of 500
                  Stocks, a widely recognized, unmanaged index of common stock prices.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                      Janus Global Technology Fund prospectus  5

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2001.

                                           Management     Other      Total Annual Fund
                                              Fee        Expenses    Operating Expenses
    Janus Global Technology Fund              0.65%       0.27%            0.92%

--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 Year     3 Years     5 Years     10 Years
                                              ------------------------------------------
    Janus Global Technology Fund               $94         $293        $509       $1,131

 6 Janus Global Technology Fund prospectus

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Janus Global Technology Fund seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

               a. Companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

               b. Companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

               It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a

                                      Janus Global Technology Fund prospectus  7
               time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.

4. WHAT IS JANUS GLOBAL TECHNOLOGY FUND'S INDUSTRY POLICY?

               Janus Global Technology Fund will not concentrate its investments in any particular industry or group of related industries. As a result, its portfolio manager may have more flexibility to find companies that he believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Fund may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers;

 8 Janus Global Technology Fund prospectus
               office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

                                      Janus Global Technology Fund prospectus  9

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States.

 10 Janus Global Technology Fund prospectus

               Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

                                     Janus Global Technology Fund prospectus  11

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section of this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow. The Fund's performance may also be affected by industry risk to a greater extent than the other Janus funds.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW DOES THE NONDIVERSIFICATION AFFECT THE RISK PROFILE OF THE FUND?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. This gives the Fund more flexibility to focus its investments in the most attractive companies identified by the Fund's portfolio manager. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

 12 Janus Global Technology Fund prospectus

2. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In technology-related industries, competitive pressures may have a significant effect on the performance of companies in which the Fund may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and

                                     Janus Global Technology Fund prospectus  13
                 economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

 14 Janus Global Technology Fund prospectus

5. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

6. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

                                     Janus Global Technology Fund prospectus  15

--------------------------------------------------------------------------------

                          JANUS GLOBAL TECHNOLOGY FUND

                              Shareholder's Guide

                                           CLOSED TO NEW INVESTORS

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with the
                                           Fund. It also explains how to
                                           purchase, exchange and redeem
                                           shares, as well as account
                                           policies and fees that may
                                           apply to your account. Account
                                           policies (including fees),
                                           services and features may be
                                           modified or discontinued
                                           without shareholder approval
                                           or prior notice.

                                           [JANUS LOGO]

ALTHOUGH THE FUND IS CLOSED, INVESTORS WHO MEET THE CRITERIA OUTLINED IN THIS SHAREHOLDER'S GUIDE MAY CONTINUE TO INVEST IN THE FUND AND/OR OPEN NEW FUND ACCOUNTS. YOU MAY BE ASKED TO DEMONSTRATE ELIGIBILITY TO PURCHASE SHARES OF THE FUND BEFORE YOUR INVESTMENT IS ACCEPTED. ONCE AN ACCOUNT IS CLOSED, ADDITIONAL INVESTMENTS WILL NOT BE ACCEPTED UNLESS YOU MEET ONE OF THE SPECIFIED CRITERIA. THE FUND MAY RESUME SALES OF ITS SHARES TO NEW INVESTORS AT SOME FUTURE DATE, BUT IT HAS NO PRESENT INTENTION TO DO SO.

CONTACT YOUR FINANCIAL INTERMEDIARY OR PLAN SPONSOR OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS.

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your financial intermediary or plan sponsor must receive your order by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the

 18 Shareholder's Guide
failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PURCHASES

               Although the Fund is closed, if you are a current Fund shareholder, you may continue to purchase Fund shares through your existing Fund accounts and to reinvest dividends and capital gains in such accounts. In addition, if your name appears in the registration of an existing Fund account and will appear in the registration of a new Fund account, you may open a new Fund account through your financial intermediary or plan sponsor.

               Contact your financial intermediary or plan sponsor, or refer to your plan documents for information on how to invest in the Fund, including any minimum initial or subsequent investment requirements.

               The Fund may refuse any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

EXCHANGES

               Contact your financial intermediary or plan sponsor, or consult your plan documents to exchange into other Funds in Janus Investment Fund. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange shares of the Fund only for shares of another
                 Fund in Janus Investment Fund offered through your financial intermediary or plan sponsor.

               - You must meet the minimum investment amount for each Fund.

               - If you are exchanging into a closed Fund, you may be required to demonstrate eligibility to purchase shares of the Fund.

                                                         Shareholder's Guide  19

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. Your financial intermediary or plan sponsor may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

REDEMPTIONS

               REMEMBER THAT THE FUND IS CLOSED. UNLESS YOU MEET THE CRITERIA SPECIFIED IN THIS SHAREHOLDER'S GUIDE, ONCE YOU CLOSE YOUR ACCOUNT, YOU MAY NOT MAKE ADDITIONAL INVESTMENTS IN THE FUND.

               Please contact your financial intermediary or plan sponsor, or refer to the appropriate plan documents for details including any restrictions on redemptions, redemption charges, redemption in kind, automatic redemption and delays in honoring redemption requests.

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired to your financial intermediary or plan sponsor the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

TAX-DEFERRED ACCOUNTS

               If you are eligible and your financial intermediary or plan sponsor provides this option, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

 20 Shareholder's Guide

               Although the Fund is closed, if you are an existing or new participant in a qualified plan (for example, a 401(k) plan, profit sharing plan, or money purchase pension plan), 403(b) plan, or 457 plan that currently offers the Fund as an investment option, you may direct contributions to the Fund through such plan. However, qualified retirement plans that do not currently offer the Fund will not be able to add the Fund as an investment option.

EXCESSIVE TRADING POLICY

               Frequent trades into or out of the Fund can disrupt portfolio investment strategies and increase Fund expenses for all Fund shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agents may reject any purchase request (including exchange purchases if permitted by your financial intermediary or plan sponsor) by any investor or group of investors indefinitely if it believes that any combination of trading is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your financial intermediary or plan sponsor.

                                                         Shareholder's Guide  21

SHAREHOLDER ACCOUNT POLICIES

               TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES

               Fund shares purchased or sold through a financial intermediary or plan sponsor may be subject to a fee and may require different minimum initial and subsequent investments than Fund shares purchased directly from Janus. Financial intermediaries or plan sponsors may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A financial intermediary or plan sponsor, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers. Certain financial intermediaries and plan sponsors may receive compensation from Janus Capital or its affiliates, and certain financial intermediaries and plan sponsors may receive compensation from the Fund for shareholder recordkeeping and similar services.

               Although the Fund is closed, if you are a discretionary investment adviser, you may continue to invest in the Fund through an existing omnibus account at a financial intermediary on behalf of clients who are current Fund shareholders. Except as set forth in this Shareholder's Guide, no financial intermediaries or plan sponsors will be eligible to open new accounts with the Fund or add new investors to existing omnibus accounts.

               STATEMENTS AND REPORTS

               Your financial intermediary or plan sponsor will send you periodic statements of all transactions, as required by applicable law. The Fund distributes dividend information annually.

               You will receive annual and semiannual reports including the financial statements of the Fund that you have authorized for investment through your financial intermediary or plan sponsor. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. The Trust's fiscal year ends October 31.

 22 Shareholder's Guide

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

               A new investment advisory agreement approved at a special meeting of shareholders on January 31, 2002, that is the same in all material respects as the current advisory agreement, will be effective on or about March 28, 2002.

                                     Janus Global Technology Fund prospectus  23

PORTFOLIO MANAGER

C. MIKE LU
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Global Technology Fund, which he has managed since inception. Mr. Lu is also Portfolio Manager of other Janus accounts. He joined Janus Capital as a research analyst in 1991. Mr. Lu holds a Bachelor of Arts degree in History and a Bachelor of Arts degree in Economics from Yale University. Mr. Lu has earned the right to use the Chartered Financial Analyst designation.

 24 Janus Global Technology Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF FUND

               The Fund has discontinued sales of its shares because its management and the Trustees believe that a substantial increase in size may adversely affect the Fund's ability to achieve its investment objective by reducing its flexibility in making investments and in effecting portfolio changes. Although sales to new investors have been discontinued, existing shareholders are permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                     Janus Global Technology Fund prospectus  25

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Global Technology Fund declared a dividend in the amount of $0.25 per share. If Janus Global Technology Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax

 26 Janus Global Technology Fund prospectus
               purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election

                                     Janus Global Technology Fund prospectus  27
               permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meets these requirements so that any earnings on your investment will not be taxed twice.

 28 Janus Global Technology Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance through October 31st of each fiscal period shown. Items 1 through "Net asset value, end of period" reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                     Janus Global Technology Fund prospectus  29

JANUS GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------------
                                                   Years or periods ended October 31st
                                                     2001         2000        1999(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD            $27.44       $20.95       $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                             0.36       (0.02)           --
  3. Net gains or (losses) on securities (both
     realized and unrealized)                       (16.64)         6.71        10.95
  4. Total from investment operations               (16.28)         6.69        10.95
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)          (0.04)       (0.02)           --
  6. Dividends (in excess of net investment
     income)                                         (0.12)           --           --
  7. Distributions (from capital gains)                  --           --           --
  8. Distributions (in excess of capital gains)          --       (0.18)           --
  9. Tax return of capital                           (0.17)           --           --
 10. Total distributions                             (0.33)       (0.20)           --
 11. NET ASSET VALUE, END OF PERIOD                  $10.83       $27.44       $20.95
 12. Total return*                                 (59.95%)       31.99%      109.40%
 13. Net assets, end of period (in millions)         $2,276       $7,564       $3,335
 14. Average net assets for the period (in
     millions)                                       $4,010       $8,884       $1,266
 15. Ratio of gross expenses to average net
     assets**                                         0.92%        0.91%        1.04%
 16. Ratio of net expenses to average net
     assets**                                         0.90%        0.90%        1.02%
 17. Ratio of net investment income/(loss) to
     average net assets**                             0.55%        0.17%      (0.11%)
 18. Portfolio turnover rate**                          60%          47%          31%
--------------------------------------------------------------------------------------

(1) Fiscal period from December 31, 1998 (inception) to October 31, 1999.
  * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

 30 Janus Global Technology Fund prospectus

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

                                     Janus Global Technology Fund prospectus  31
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or

 32 Janus Global Technology Fund prospectus
               hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating

                                     Janus Global Technology Fund prospectus  33
               rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities

 34 Janus Global Technology Fund prospectus
               may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund

                                     Janus Global Technology Fund prospectus  35
               owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 36 Janus Global Technology Fund prospectus

                       This page intentionally left blank

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting your financial intermediary or plan sponsor. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, Colorado 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-1879

                                                   February 25, 2002

                             JANUS ENTERPRISE FUND

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Enterprise Fund........................    2
                   Fees and expenses............................    6
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    7
                   General portfolio policies...................    8
                   Risks........................................   12
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.......................   16
                   Purchases....................................   16
                   Exchanges....................................   17
                   Redemptions..................................   17
                   Tax-deferred accounts........................   18
                   Excessive trading policy.....................   18
                   Shareholder account policies.................   19
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   20
                   Management expenses..........................   20
                   Portfolio manager............................   21
                OTHER INFORMATION............... ...............   22
                DISTRIBUTIONS AND TAXES
                   Distributions................................   23
                   Taxes........................................   24
                FINANCIAL HIGHLIGHTS.............. .............   26
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   27
                   Futures, options and other derivatives.......   30
                   Other investments, strategies and/or
                   techniques...................................   31


                                             Janus Enterprise Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ENTERPRISE FUND

               Janus Enterprise Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS ENTERPRISE FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               Within the parameters of its specific investment policies discussed below, the Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

 2 Janus Enterprise Fund prospectus

               The Fund invests primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund intends to operate as a nondiversified fund. This means it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                             Janus Enterprise Fund prospectus  3

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS ENTERPRISE FUND

                 Annual returns for calendar years ended 12/31



                        15.64%          8.92%    27.25%   11.65%   10.82%   33.75%  121.90%  (30.52%) (39.93%)
                         1993            1994     1995     1996     1997     1998     1999     2000     2001



                 Best Quarter: 4th-1999  57.93%  Worst Quarter: 1st-2001  (32.66%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                             Since Inception
                                                        1 year    5 years       (9/1/92)
                Janus Enterprise Fund
                  Return Before Taxes                  (39.93%)     6.54%        13.22%
                  Return After Taxes on Distributions  (39.93%)     5.47%        11.88%
                  Return After Taxes on Distributions
                    and Sale of Fund Shares*           (24.32%)     5.34%        10.95%
                S&P MidCap 400 Index+                   (0.62%)    16.11%        16.32%
                  (reflects no deduction for expenses
                    or taxes)
                                                       --------------------------------

               * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               + The S&P MidCap 400 Index is an unmanaged group of 400
                 domestic stocks chosen for their market size, liquidity and industry group representation.

 4 Janus Enterprise Fund prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                             Janus Enterprise Fund prospectus  5

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2001.

                                             Management     Other        Total Annual Fund
                                                Fee        Expenses     Operating Expenses
    Janus Enterprise Fund                      0.65%        0.27%              0.92%

--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 Year     3 Years     5 Years     10 Years
                                              -------------------------------------------
    Janus Enterprise Fund                      $94         $293        $509       $1,131

 6 Janus Enterprise Fund prospectus

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Janus Enterprise Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 2001, they ranged from approximately $225 million to $10.5 billion.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

                                             Janus Enterprise Fund prospectus  7

               Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for the Fund.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is

 8 Janus Enterprise Fund prospectus
               otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

                                             Janus Enterprise Fund prospectus  9

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

 10 Janus Enterprise Fund prospectus

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section of this Prospectus shows the Fund's historical turnover rates.

                                            Janus Enterprise Fund prospectus  11

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW DOES NONDIVERSIFICATION AFFECT THE RISK PROFILE OF THE FUND?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. This gives the Fund more flexibility to focus its investments in the most attractive companies identified by the Fund's portfolio manager. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

2. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund may at times have

 12 Janus Enterprise Fund prospectus
               significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - currency risk

               - political and economic risk

               - regulatory risk

               - market risk

               - transaction costs

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

                                            Janus Enterprise Fund prospectus  13

5. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

6. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 14 Janus Enterprise Fund prospectus

                             JANUS ENTERPRISE FUND

                              Shareholder's Guide

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with the
                                           Fund. It also explains how to
                                           purchase, exchange and redeem
                                           shares, as well as account
                                           policies and fees that may
                                           apply to your account. Account
                                           policies (including fees),
                                           services and features may be
                                           modified or discontinued
                                           without shareholder approval
                                           or prior notice.

                                           [JANUS LOGO]

CONTACT YOUR FINANCIAL INTERMEDIARY OR PLAN SPONSOR, OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS.

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your financial intermediary or plan sponsor must receive your order by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PURCHASES

               Contact your financial intermediary or plan sponsor, or refer to your plan documents for information on how to invest in the Fund, including any minimum initial or subsequent investment requirements.

 16 Shareholder's Guide

               The Fund may refuse any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

EXCHANGES

               Contact your financial intermediary or plan sponsor, or consult your plan documents to exchange into other Funds in Janus Investment Fund. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange shares of the Fund only for shares of another
                 Fund in Janus Investment Fund offered through your financial intermediary or plan sponsor.

               - You must meet the minimum investment amount for each Fund.

               - If you are exchanging into a closed Fund, you may be required to demonstrate eligibility to purchase shares of that Fund.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. Your financial intermediary or plan sponsor may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

REDEMPTIONS

               Please contact your financial intermediary or plan sponsor, or refer to the appropriate plan documents for details including any restrictions on redemptions, redemption charges, redemption in kind, automatic redemption and delays in honoring redemption requests.

                                                         Shareholder's Guide  17

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired to your financial intermediary or plan sponsor the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

TAX-DEFERRED ACCOUNTS

               If you are eligible and your financial intermediary or plan sponsor provides this option, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

EXCESSIVE TRADING POLICY

               Frequent trades into or out of the Fund can disrupt portfolio investment strategies and increase Fund expenses for all Fund shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agents may reject any purchase request (including exchange purchases if permitted by your financial intermediary or plan sponsor) by any investor or group of investors indefinitely if it believes that any combination of trading activity is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the

 18 Shareholder's Guide

               Fund. Transactions accepted by your financial intermediary or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your financial intermediary or plan sponsor.

SHAREHOLDER ACCOUNT POLICIES

               TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES

               Fund shares purchased or sold through a financial intermediary or plan sponsor may be subject to a fee and may require different minimum initial and subsequent investments than Fund shares purchased directly from Janus. Financial intermediaries or plan sponsors may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A financial intermediary or plan sponsor, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers. Certain financial intermediaries and plan sponsors may receive compensation from Janus Capital or its affiliates, and certain financial intermediaries and plan sponsors may receive compensation from the Fund for shareholder recordkeeping and similar services.

               STATEMENTS AND REPORTS

               Your financial intermediary or plan sponsor will send you periodic statements of all transactions, as required by applicable law. The Fund distributes dividend information annually.

               You will receive annual and semiannual reports including the financial statements of the Fund through your financial intermediary or plan sponsor. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. The Trust's fiscal year ends October 31.

                                                         Shareholder's Guide  19

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets for the period it was in operation.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

               Shareholders approved a new advisory agreement at a special meeting held on January 31, 2002. The Fund's new advisory agreement is the same in all material respects as the Fund's current advisory agreement and will be effective on or about March 28, 2002.

 20 Janus Enterprise Fund prospectus

PORTFOLIO MANAGER

JONATHAN D. COLEMAN
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Enterprise Fund. He is also Portfolio Manager of other
                   Janus accounts. Mr. Coleman served as Co-Portfolio Manager for Janus Venture Fund from 1997 through 2000. He joined Janus Capital in 1994 as a research analyst, and was also a research analyst for Janus Capital from 2000 through 2002. Mr. Coleman holds a bachelor's degree in political economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman has earned the right to use the Chartered Financial Analyst designation.

                                            Janus Enterprise Fund prospectus  21

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF FUND

               The Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 22 Janus Enterprise Fund prospectus

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Enterprise Fund declared a dividend in the amount of $0.25 per share. If Janus Enterprise Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

                                            Janus Enterprise Fund prospectus  23
               increase in NAV of the Fund, whether or not you reinvested the dividends.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass

 24 Janus Enterprise Fund prospectus
               through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                            Janus Enterprise Fund prospectus  25

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through "Net asset value, end of period" reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

JANUS ENTERPRISE FUND
------------------------------------------------------------------------------------------------
                                                          Years ended October 31st
                                              2001       2000       1999       1998       1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD     $68.41    $58.64     $32.33     $30.86     $31.19
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income (loss)                 --        --         --         --         --
  3. Net gains or (losses) on securities
     (both realized and unrealized)          (38.74)     13.10      30.61       3.43       0.95
  4. Total from investment operations        (38.74)     13.10      30.61       3.43       0.95
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment
     income)                                      --        --         --         --         --
  6. Distributions (from capital gains)           --        --     (4.30)     (1.96)     (1.28)
  7. Distributions (in excess of capital
     gains)                                       --    (3.33)         --         --         --
  8. Total distributions                          --    (3.33)     (4.30)     (1.96)     (1.28)
  9. NET ASSET VALUE, END OF PERIOD           $29.67    $68.41     $58.64     $32.33     $30.86
 10. Total return                           (56.63%)    22.29%    104.09%     11.79%      3.31%
 11. Net assets, end of period (in
     millions)                                $3,072    $8,085     $2,330       $559       $552
 12. Average net assets for the period (in
     millions)                                $4,858    $7,266     $1,127       $551       $614
 13. Ratio of gross expenses to average
     net assets                                0.92%     0.90%      0.98%      1.08%      1.07%
 14. Ratio of net expenses to average net
     assets                                    0.90%     0.88%      0.95%      1.06%      1.04%
 15. Ratio of net investment income/(loss)
     to average net assets                   (0.55%)   (0.65%)    (0.67%)    (0.67%)    (0.61%)
 16. Portfolio turnover rate                     85%       80%        98%       134%       111%
------------------------------------------------------------------------------------------------

 26 Janus Enterprise Fund prospectus

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

                                            Janus Enterprise Fund prospectus  27
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or

 28 Janus Enterprise Fund prospectus
               hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating

                                            Janus Enterprise Fund prospectus  29
               rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities

 30 Janus Enterprise Fund prospectus
               may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund

                                            Janus Enterprise Fund prospectus  31
               owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 32 Janus Enterprise Fund prospectus

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting your financial intermediary or plan sponsor. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, Colorado 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-1879

                                                   February 25, 2002

                               JANUS MERCURY FUND

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Mercury Fund...........................    2
                   Fees and expenses............................    6
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    7
                   General portfolio policies...................    8
                   Risks........................................   11
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.......................   16
                   Purchases....................................   16
                   Exchanges....................................   17
                   Redemptions..................................   17
                   Tax-deferred accounts........................   18
                   Excessive trading policy.....................   18
                   Shareholder account policies.................   19
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   20
                   Management expenses..........................   20
                   Portfolio manager............................   21
                OTHER INFORMATION............... ...............   22
                DISTRIBUTIONS AND TAXES
                   Distributions................................   23
                   Taxes........................................   24
                FINANCIAL HIGHLIGHTS.............. .............   26
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   27
                   Futures, options and other derivatives.......   30
                   Other investments, strategies and/or
                   techniques...................................   31


                                                Janus Mercury Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS MERCURY FUND

               Janus Mercury Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS MERCURY FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT IS THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               Within the parameters of its specific investment policies discussed below, the Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

 2 Janus Mercury Fund prospectus

               The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                Janus Mercury Fund prospectus  3

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS MERCURY FUND

                 Annual returns for calendar years ended 12/31



                        15.86%          33.01%   17.67%   11.88%   58.41%   96.23%  (22.75%) (29.78%)
                         1994            1995     1996     1997     1998     1999     2000     2001



                 Best Quarter: 4th-1999  42.72%  Worst Quarter: 1st-2001  (24.30%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                           Since Inception
                                                       1 year    5 years      (5/3/93)
                Janus Mercury Fund
                  Return Before Taxes                  (29.78%)  13.53%        17.68%
                  Return After Taxes on Distributions  (29.84%)  10.95%        14.82%
                  Return After Taxes on Distributions
                    and Sale of Fund Shares*           (18.14%)  10.65%        14.10%
                S&P 500 Index+                         (11.88%)  10.70%        13.85%
                  (reflects no deduction for expenses
                    or taxes)
                                                       ------------------------------

               * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               + The S&P 500 is the Standard & Poor's Composite Index of 500
                 Stocks, a widely recognized, unmanaged index of common stock prices.

 4 Janus Mercury Fund prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                Janus Mercury Fund prospectus  5

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2001.

                                                      Management     Other        Total Annual Fund
                                                         Fee        Expenses     Operating Expenses
    Janus Mercury Fund                                  0.65%        0.24%              0.89%

--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year     3 Years    5 Years    10 Years
                                              ----------------------------------------
    Janus Mercury Fund                         $91       $284       $493       $1,096

 6 Janus Mercury Fund prospectus

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Janus Mercury Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

               Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located.

                                                Janus Mercury Fund prospectus  7

               Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase a Fund's cash position to, for example, protect its assets, maintain

 8 Janus Mercury Fund prospectus
               liquidity or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain

                                                Janus Mercury Fund prospectus  9
               restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of

 10 Janus Mercury Fund prospectus
               short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The Financial Highlights section of this Prospectus shows the Fund's historical turnover rates.

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific

                                               Janus Mercury Fund prospectus  11
               market or economic developments. The Fund may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting

 12 Janus Mercury Fund prospectus
                 standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be

                                               Janus Mercury Fund prospectus  13
               worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

5. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 14 Janus Mercury Fund prospectus

                               JANUS MERCURY FUND

                              Shareholder's Guide

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with the
                                           Fund. It also explains how to
                                           purchase, exchange and redeem
                                           shares, as well as account
                                           policies and fees that may
                                           apply to your account. Account
                                           policies (including fees),
                                           services and features may be
                                           modified or discontinued
                                           without shareholder approval
                                           or prior notice.

                                           [JANUS LOGO]

CONTACT YOUR FINANCIAL INTERMEDIARY OR PLAN SPONSOR, OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS.

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your financial intermediary or plan sponsor must receive your order by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PURCHASES

               Contact your financial intermediary or plan sponsor, or refer to your plan documents for information on how to invest in the Fund, including any minimum initial or subsequent investment requirements.

 16 Shareholder's Guide

               The Fund may refuse any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

EXCHANGES

               Contact your financial intermediary or plan sponsor, or consult your plan documents to exchange into other Funds in Janus Investment Fund. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange shares of the Fund only for shares of another
                 Fund in Janus Investment Fund offered through your financial intermediary or plan sponsor.

               - You must meet the minimum investment amount for each Fund.

               - If you are exchanging into a closed Fund, you may be required to demonstrate eligibility to purchase shares of that Fund.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. Your financial intermediary or plan sponsor may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

REDEMPTIONS

               Please contact your financial intermediary or plan sponsor, or refer to the appropriate plan documents for details including any restrictions on redemptions, redemption charges, redemption in kind, automatic redemption and delays in honoring redemption requests.

                                                         Shareholder's Guide  17

               Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired to your financial intermediary or plan sponsor the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

TAX-DEFERRED ACCOUNTS

               If you are eligible and your financial intermediary or plan sponsor provides this option, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

EXCESSIVE TRADING POLICY

               Frequent trades into or out of the Fund can disrupt portfolio investment strategies and increase Fund expenses for all Fund shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agents may reject any purchase request (including exchange purchases if permitted by your financial intermediary or plan sponsor) by any investor or group of investors indefinitely if it believes that any combination of trading activity is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the

 18 Shareholder's Guide

               Fund. Transactions accepted by your financial intermediary or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your financial intermediary or plan sponsor.

SHAREHOLDER ACCOUNT POLICIES

               TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES

               Fund shares purchased or sold through a financial intermediary or plan sponsor may be subject to a fee and may require different minimum initial and subsequent investments than Fund shares purchased directly from Janus. Financial intermediaries or plan sponsors may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A financial intermediary or plan sponsor, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers. Certain financial intermediaries and plan sponsors may receive compensation from Janus Capital or its affiliates, and certain financial intermediaries and plan sponsors may receive compensation from the Fund for shareholder recordkeeping and similar services.

               STATEMENTS AND REPORTS

               Your financial intermediary or plan sponsor will send you periodic statements of all transactions, as required by applicable law. The Fund distributes dividend information annually.

               You will receive annual and semiannual reports including the financial statements of the Fund through your financial intermediary or plan sponsor. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. The Trust's fiscal year ends October 31.

                                                         Shareholder's Guide  19

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets for the period it was in operation.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

               Shareholders approved a new advisory agreement at a special meeting held on January 31, 2002. The Fund's new advisory agreement is the same in all material respects as the Fund's current advisory agreement and will be effective on or about March 28, 2002.

 20 Janus Mercury Fund prospectus

PORTFOLIO MANAGER

WARREN B. LAMMERT
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Mercury Fund, which he has managed since inception. He is also Portfolio Manager of other Janus accounts. Mr.
                   Lammert served as a Co-Manager of Janus Venture Fund from December 1993 to December 1996. Mr. Lammert holds a
                   Bachelor of Arts degree in Economics from Yale University and a Master's of Science degree in Economic History from the London School of Economics. Mr. Lammert has earned the right to use the Chartered Financial Analyst designation.

                                               Janus Mercury Fund prospectus  21

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF FUND

               The Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 22 Janus Mercury Fund prospectus

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Mercury Fund declared a dividend in the amount of $0.25 per share. If Janus Mercury Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

                                               Janus Mercury Fund prospectus  23
               increase in NAV of the Fund, whether or not you reinvested the dividends.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass

 24 Janus Mercury Fund prospectus
               through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                               Janus Mercury Fund prospectus  25

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through "Net asset value, end of period" reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

JANUS MERCURY FUND
--------------------------------------------------------------------------------------------
                                                              Years ended October 31st
                                                2001       2000     1999     1998     1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD       $40.59    $35.65   $20.77   $18.65   $18.20
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income/loss                   0.04      0.03       --   (0.01)   (0.01)
  3. Net gains or (losses) on securities
     (both realized and unrealized)            (17.05)      8.18    16.89     4.07     2.82
  4. Total from investment operations          (17.01)      8.21    16.89     4.06     2.81
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)     (0.03)        --       --       --   (0.08)
  6. Dividends (in excess of net investment
     income)                                        --        --       --   (0.04)       --
  7. Distributions (from capital gains)             --    (3.27)   (2.01)   (1.90)   (2.28)
  8. Distributions (in excess of capital
     gains)                                     (4.41)        --       --       --       --
  9. Total distributions                        (4.44)    (3.27)   (2.01)   (1.94)   (2.36)
 10. NET ASSET VALUE, END OF PERIOD             $19.14    $40.59   $35.65   $20.77   $18.65
 11. Total return                             (46.21%)    22.99%   86.02%   24.75%   17.07%
 12. Net assets, end of period (in millions)    $7,910   $16,348   $9,060   $2,368   $1,971
 13. Average net assets for the period (in
     millions)                                 $11,243   $15,904   $5,258   $2,103   $2,046
 14. Ratio of gross expenses to average net
     assets                                      0.89%     0.89%    0.93%    0.97%    0.98%
 15. Ratio of net expenses to average net
     assets                                      0.88%     0.88%    0.91%    0.94%    0.96%
 16. Ratio of net investment income/(loss) to
     average net assets                          0.16%     0.08%  (0.39%)  (0.33%)    0.21%
 17. Portfolio turnover rate                       83%       71%      89%     105%     157%
--------------------------------------------------------------------------------------------

 26 Janus Mercury Fund prospectus

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

                                               Janus Mercury Fund prospectus  27
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or

 28 Janus Mercury Fund prospectus
               hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating

                                               Janus Mercury Fund prospectus  29
               rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities

 30 Janus Mercury Fund prospectus
               may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund

                                               Janus Mercury Fund prospectus  31
               owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 32 Janus Mercury Fund prospectus

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting your financial intermediary or plan sponsor. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell shares of the Fund.

                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, Colorado 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-1879